UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

September 30, 2009
unaudited

Bonds & notes — 95.79%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 33.69%
FINANCIALS — 9.18%
Banks — 2.96%
Independence Community Bank Corp. 4.90% 2010	$12,000	$12,362
Sovereign Bancorp, Inc. 2.193% 20131	8,270	7,895
Santander Issuances, SA Unipersonal 0.652% 20161,2	5,100	4,704
Santander Issuances, SA Unipersonal 5.805% 20161,2	76,100	67,755
Sovereign Bancorp, Inc. 8.75% 2018	70,920	81,825
Santander Issuances, SA Unipersonal 6.50% 20191,2	27,600	28,738
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,387
UniCredito Italiano SpA 5.584% 20171,2	$60,690	52,521
UniCredito Italiano SpA 6.00% 20172	67,825	65,577
HVB Funding Trust I 8.741% 20312	5,055	4,347
HVB Funding Trust III 9.00% 20312	16,038	13,793
Resona Bank, Ltd. 3.75% 20151	€9,740	14,330
Resona Bank, Ltd. 5.85% (undated)1,2	$90,833	78,673
Scotland International Finance No. 2 BV 4.25% 20132	7,744	7,517
HBOS PLC 6.75% 20182	85,931	76,739
HBOS PLC 6.00% 20332	5,865	4,134
Standard Chartered PLC 5.50% 20142	4,000	4,280
Standard Chartered Bank 6.40% 20172	65,883	68,659
Standard Chartered Bank 5.375% (undated)1	£150	203
Fifth Third Bancorp 8.25% 2038	$30,250	28,267
Fifth Third Capital Trust IV 6.50% 20671	58,660	40,475
PNC Funding Corp. 5.40% 2014	10,000	10,754
PNC Bank NA 6.875% 2018	5,200	5,569
PNC Funding Corp. 6.70% 2019	15,000	16,630
PNC Funding Corp., Series II, 6.113% (undated)1,2	18,300	10,833
National City Preferred Capital Trust I 12.00% (undated)1	15,000	16,950
Royal Bank of Scotland Group PLC 4.875% 20142	33,240	33,787
Royal Bank of Scotland Group PLC 5.00% 2014	2,895	2,621
Royal Bank of Scotland Group PLC 5.05% 2015	10,638	9,554
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,698
Royal Bank of Scotland PLC 6.934% 2018	€8,250	12,007
Société Générale 5.75% 20162	$58,910	60,574
Barclays Bank PLC 5.00% 2016	31,215	31,660
Barclays Bank PLC 6.05% 20172	15,202	15,323
HSBC Finance Corp. 5.70% 2011	10,000	10,377
HSBC Finance Corp. 0.649% 20121	20,000	18,968
HSBC Finance Corp. 0.86% 20121	15,000	14,215
Wells Fargo Bank, National Assn. 4.75% 2015	28,785	29,222
Wells Fargo & Co. 5.625% 2017	8,500	8,943
Paribas, New York Branch 6.95% 2013	11,550	12,782
BNP Paribas 4.80% 20152	17,223	17,574
BNP Paribas 5.125% 20152	5,152	5,421
Korea Development Bank 5.30% 2013	13,635	13,834
Korea Development Bank 8.00% 2014	15,365	17,487
UnionBanCal Corp. 5.25% 2013	2,040	2,037
Union Bank of California, NA 5.95% 2016	25,415	25,306
SunTrust Banks, Inc. 5.25% 2012	1,885	1,947
SunTrust Banks, Inc. 5.20% 2017	9,091	8,496
SunTrust Banks, Inc. 6.00% 2017	6,849	6,729
SunTrust Banks, Inc. 7.25% 2018	6,200	6,484
United Overseas Bank Ltd. 5.375% 20191,2	22,250	22,637
Silicon Valley Bank 5.70% 2012	18,000	18,029
Allied Irish Banks, PLC 12.50% 2019	€5,860	9,787
Allied Irish Banks, PLC 5.625% 20301	£250	254
Allied Irish Banks Ltd. 1.00% (undated)1	$7,000	2,424
Banco Santander-Chile 5.375% 20142	9,035	9,253
Zions Bancorporation 6.00% 2015	8,442	6,674
SMFG Preferred Capital GBP 2 Ltd. 10.231% (undated)1	£3,100	5,490
Bergen Bank 0.938% (undated)1	$5,000	2,516
Northern Rock PLC 5.60% (undated)1,2	6,815	647
Northern Rock PLC 6.594% (undated)1,2	11,800	1,121
HSBK (Europe) BV 7.75% 20132	305	287
HSBK (Europe) BV 7.25% 20172	460	379
Development Bank of Singapore Ltd. 7.125% 20112	400	429
Norinchukin Finance (Cayman) Ltd. 5.625% 20161	£205	328
Skandinaviska Enskilda Banken AB 5.00% (undated)1	78	113
Commerzbank AG 6.625% 2019	70	104
		1,175,435

Diversified financials — 2.18%
Countrywide Financial Corp., Series A, 4.50% 2010	$15,540	15,707
Countrywide Financial Corp. 6.25% 2010	$ A7,700	6,776
Countrywide Financial Corp., Series B, 0.908% 20121	$24,250	23,462
Countrywide Financial Corp., Series B, 5.80% 2012	81,473	85,999
Bank of America Corp., Series L, 7.375% 2014	2,000	2,227
Bank of America Corp. 5.75% 2017	12,375	12,372
Bank of America Corp. 5.65% 2018	25,330	25,052
Merrill Lynch & Co., Inc. 6.875% 2018	7,500	7,900
Bank of America Corp. 7.625% 2019	16,000	18,060
BankAmerica Capital II, Series 2, 8.00% 2026	395	387
JPMorgan Chase & Co. 4.891% 20151	49,025	45,848
JPMorgan Chase Bank NA 5.875% 2016	25,730	26,989
JPMorgan Chase & Co. 6.30% 2019	19,580	21,415
JPMorgan Chase Capital XX, Series T, 6.55% 20661	5,000	4,658
Goldman Sachs Group, Inc. 3.625% 2012	15,825	16,257
Goldman Sachs Group, Inc. 6.25% 2017	3,100	3,284
Goldman Sachs Group, Inc. 5.95% 2018	16,192	16,826
Goldman Sachs Group, Inc. 6.15% 2018	46,788	49,298
Goldman Sachs Group, Inc. 7.50% 2019	8,295	9,521
Capital One Financial Corp. 5.70% 2011	10,570	11,048
Capital One Financial Corp. 6.25% 2013	1,600	1,712
Capital One Financial Corp. 7.375% 2014	5,900	6,591
Capital One Financial Corp. 5.50% 2015	12,223	12,673
Capital One Financial Corp. 6.15% 2016	10,000	9,834
Capital One Financial Corp. 5.25% 2017	1,009	978
Capital One Capital III 7.686% 20361	42,565	36,180
Morgan Stanley 6.00% 2014	8,725	9,298
Morgan Stanley, Series F, 6.00% 2015	28,425	30,137
Morgan Stanley, Series F, 5.95% 2017	10,400	10,606
Morgan Stanley, Series F, 5.625% 2019	28,000	27,584
SLM Corp., Series A, 4.50% 2010	38,000	36,930
SLM Corp., Series A, 0.734% 20111	8,700	7,298
SLM Corp., Series A, 5.40% 2011	5,000	4,616
SLM Corp., Series A, 5.375% 2013	3,000	2,503
SLM Corp., Series A, 0.804% 20141	6,900	4,358
CIT Group Inc. 4.25% 2010	33,000	23,793
CIT Group Inc. 0.782% 20111	8,580	6,016
CIT Group Inc. 7.75% 2012	1,995	1,277
CIT Group Inc., Term Loan, 13.00% 20121,3,4	17,000	17,589
Citigroup Inc. 6.125% 2017	30,325	30,156
Citigroup Inc. 6.125% 2018	2,875	2,836
Citigroup Inc. 8.125% 2039	9,750	10,947
American Express Co. 6.15% 2017	19,185	20,183
American Express Co. 8.15% 2038	4,600	5,631
American Express Co. 6.80% 20661	6,321	5,468
General Motors Acceptance Corp. 7.25% 20112	7,179	6,982
General Motors Acceptance Corp. 6.625% 20122	1,899	1,766
General Motors Acceptance Corp. 6.875% 20122	7,782	7,237
General Motors Acceptance Corp. 7.00% 20122	1,055	992
General Motors Acceptance Corp. 2.561% 20141,2	3,070	2,383
General Motors Acceptance Corp. 6.75% 20142	1,535	1,320
General Motors Acceptance Corp. 8.00% 20182	9,577	7,326
International Lease Finance Corp., Series O, 4.55% 2009	8,125	8,104
International Lease Finance Corp. 5.00% 2012	13,500	10,838
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,598
Lazard Group LLC 7.125% 2015	19,385	19,601
Lazard Group LLC 6.85% 2017	1,775	1,752
Northern Trust Corp. 5.50% 2013	5,450	5,979
Northern Trust Corp. 4.625% 2014	8,475	9,027
Northern Trust Corp. 5.85% 20175	3,750	4,083
Charles Schwab Corp., Series A, 6.375% 2017	7,810	8,738
Schwab Capital Trust I 7.50% 20371	4,485	4,072
Lehman Brothers Holdings Inc., Series I, 3.018% 20121,6	3,300	569
Lehman Brothers Holdings Inc., Series G, 4.80% 20146	10,395	1,819
Lehman Brothers Holdings Inc., Series I, 6.20% 20146	9,965	1,744
Lehman Brothers Holdings Inc., Series H, 5.50% 20166	765	134
Lehman Brothers Holdings Inc., Series I, 6.875% 20186	41,753	7,620
ING Bank NV 5.50% 2012	€3,750	5,758
Credit Suisse Group AG 5.50% 2014	$5,000	5,378
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,795
		863,895

Real estate — 1.99%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	44,950	45,622
Westfield Group 5.40% 20122	38,435	39,511
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	35,860	34,947
Westfield Group 7.50% 20142	12,500	13,484
Westfield Group 5.75% 20152	32,000	32,245
Westfield Group 5.70% 20162	19,240	18,665
Westfield Group 7.125% 20182	9,060	9,460
PLD International Finance LLC 4.375% 2011	€7,700	10,847
ProLogis 7.625% 2014	$45,425	46,469
ProLogis 5.625% 2015	13,035	11,860
ProLogis 5.625% 2016	6,770	6,083
ProLogis 5.75% 2016	27,620	24,738
ProLogis 6.625% 2018	55,205	51,057
Simon Property Group, LP 5.60% 2011	8,810	9,175
Simon Property Group, LP 5.00% 2012	10,000	10,318
Simon Property Group, LP 5.75% 2012	9,000	9,410
Simon Property Group, LP 6.75% 2014	11,195	12,018
Simon Property Group, LP 5.75% 2015	3,250	3,329
Simon Property Group, LP 5.25% 2016	3,610	3,564
Simon Property Group, LP 6.10% 2016	4,750	4,888
Simon Property Group, LP 5.875% 2017	17,000	17,363
Simon Property Group, LP 6.125% 2018	23,950	24,172
Simon Property Group, LP 10.35% 2019	11,495	14,328
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,582
Kimco Realty Corp. 6.00% 2012	20,570	21,464
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,580
Kimco Realty Corp., Series C, 4.82% 2014	14,000	13,636
Kimco Realty Corp., Series C, 4.904% 2015	8,105	7,854
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,193
Kimco Realty Corp. 5.70% 2017	28,450	26,673
Hospitality Properties Trust 6.85% 2012	2,000	2,009
Hospitality Properties Trust 6.75% 2013	14,745	14,586
Hospitality Properties Trust 7.875% 2014	3,895	3,906
Hospitality Properties Trust 5.125% 2015	6,665	5,853
Hospitality Properties Trust 6.30% 2016	26,718	23,912
Hospitality Properties Trust 5.625% 2017	5,695	4,834
Hospitality Properties Trust 6.70% 2018	36,650	32,574
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,317
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,753
Developers Diversified Realty Corp. 5.375% 2012	5,782	5,424
Developers Diversified Realty Corp. 5.50% 2015	13,773	11,936
Developers Diversified Realty Corp. 9.625% 2016	11,850	11,901
Rouse Co. 3.625% 20096	5,200	4,453
Rouse Co. 7.20% 20126	17,475	15,291
Rouse Co. 5.375% 20136	7,250	6,217
Rouse Co. 6.75% 20132,6	3,750	3,248
ERP Operating LP 5.25% 2014	2,000	2,031
ERP Operating LP 6.584% 2015	13,040	13,677
ERP Operating LP 5.75% 2017	1,530	1,518
ERP Operating LP 7.125% 2017	5,000	5,283
Realogy Corp., Term Loan B, 3.254% 20131,3,4	6,562	5,566
Realogy Corp., Term Loan DD, 3.254% 20131,3,4	1,350	1,145
Realogy Corp., Letter of Credit, 3.281% 20131,3,4	1,588	1,347
Realogy Corp. 10.50% 2014	9,460	6,906
Realogy Corp. 11.75% 20141,7	2,774	1,845
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	2,500	2,618
Host Marriott, LP, Series M, 7.00% 2012	2,675	2,712
Host Marriott, LP, Series K, 7.125% 2013	925	918
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	295
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	3,075	2,937
Host Hotels & Resorts LP 9.00% 20172	1,800	1,917
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,649
Federal Realty Investment Trust 4.50% 2011	3,500	3,494
		787,607

Insurance — 1.90%
Liberty Mutual Group Inc. 5.75% 20142	$10,435	9,832
Liberty Mutual Group Inc. 6.70% 20162	11,250	10,645
Liberty Mutual Group Inc. 6.50% 20352	45,810	37,106
Liberty Mutual Group Inc. 7.50% 20362	37,485	31,736
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	21,000	20,265
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,512
Prudential Holdings, LLC, Series C, 8.695% 20232,3	57,035	59,668
Prudential Financial, Inc. 8.875% 20681	12,500	12,423
CNA Financial Corp. 5.85% 2014	11,500	10,879
CNA Financial Corp. 6.50% 2016	24,625	23,251
CNA Financial Corp. 7.25% 2023	24,145	20,101
ACE INA Holdings Inc. 5.875% 2014	18,775	20,538
ACE INA Holdings Inc. 5.70% 2017	4,000	4,321
ACE INA Holdings Inc. 5.80% 2018	7,000	7,576
ACE Capital Trust II 9.70% 2030	12,423	12,396
ACE INA Holdings Inc. 6.70% 2036	5,980	6,925
Metropolitan Life Global Funding I, 5.125% 20132	18,310	19,000
MetLife Capital Trust X 9.25% 20681,2	25,550	26,640
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	18,642
Allstate Corp., Series B, 6.125% 20671	28,300	23,206
ZFS Finance (USA) Trust II 6.45% 20651,2	29,500	26,845
ZFS Finance (USA) Trust V 6.50% 20671,2	17,571	14,584
Monumental Global Funding 5.50% 20132	16,270	16,640
Monumental Global Funding III 5.25% 20142	21,500	21,840
AEGON NV 6.125% 2031	£1,730	2,633
Nationwide Financial Services, Inc. 6.75% 20671	$37,620	28,391
Lincoln National Corp. 5.65% 2012	11,250	11,675
Lincoln National Corp. 7.00% 20661	22,000	15,950
New York Life Global Funding 5.25% 20122	15,300	16,402
New York Life Global Funding 4.65% 20132	9,170	9,662
Catlin Insurance Ltd. 7.249% (undated)1,2	35,375	23,878
AXA SA 6.463% (undated)1,2	25,000	19,750
Principal Life Insurance Co. 5.30% 2013	18,000	18,481
Principal Life Global Funding I 4.40% 20102	16,600	16,779
Assurant, Inc. 5.625% 2014	16,000	16,481
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	15,214
Nationwide Mutual Insurance Co. 5.81% 20241,2	19,085	13,987
RSA Insurance Group PLC 9.375% 20391	£3,765	7,233
RSA Insurance Group PLC 8.50% (undated)1	2,189	3,710
Chubb Corp. 6.50% 2038	$3,350	3,963
Chubb Corp. 6.375% 20671	7,150	6,542
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20112	10,000	10,315
Jackson National Life Global 5.375% 20132	10,000	10,151
MassMutual Global Funding II, Series 2002-1, 3.50% 20102	10,000	10,061
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	9,946
Loews Corp. 6.00% 2035	8,000	7,625
American General Finance Corp., Series J, 6.90% 2017	10,000	7,004
UnumProvident Finance Co. PLC 6.85% 20152	2,839	2,842
Unum Group 7.125% 2016	1,845	1,869
TIAA Global Markets 4.95% 20132	3,275	3,473
		752,588

Automobiles & components — 0.15%
Ford Motor Credit Co. 7.375% 2009	1,725	1,725
Ford Motor Credit Co. 7.875% 2010	10,000	10,046
Ford Motor Credit Co. 9.75% 20101	5,000	5,111
Ford Motor Credit Co. 5.549% 20111	15,275	14,607
Ford Motor Credit Co. 7.375% 2011	2,200	2,189
Ford Motor Credit Co. 3.26% 20121	825	744
Ford Motor Credit Co. 7.80% 2012	900	870
Ford Motor Credit Co. 8.00% 2016	2,000	1,858
American Honda Finance Corp. 5.125% 20102	21,850	22,463
		59,613

CONSUMER DISCRETIONARY — 4.41%
Media — 2.87%
Comcast Corp. 5.50% 2011	10,301	10,837
Comcast Cable Communications, Inc. 6.75% 2011	520	553
Tele-Communications, Inc. 9.80% 2012	17,500	20,167
Comcast Corp. 5.30% 2014	4,000	4,284
Comcast Corp. 5.85% 2015	34,275	37,593
Comcast Corp. 6.50% 2015	9,000	10,040
Comcast Corp. 6.30% 2017	24,500	26,885
Comcast Corp. 5.875% 2018	66,125	70,575
Comcast Corp. 5.65% 2035	4,745	4,604
Comcast Corp. 6.95% 2037	15,520	17,379
Comcast Corp. 6.40% 2038	11,800	12,484
Time Warner Inc. 5.50% 2011	5,185	5,515
AOL Time Warner Inc. 6.75% 2011	3,815	4,079
AOL Time Warner Inc. 6.875% 2012	25,000	27,537
Time Warner Inc. 5.875% 2016	52,730	55,997
Time Warner Companies, Inc. 7.25% 2017	1,600	1,807
Time Warner Companies, Inc. 7.57% 2024	12,340	13,443
AOL Time Warner Inc. 7.625% 2031	31,935	35,890
Time Warner Inc. 6.50% 2036	30,660	31,474
Time Warner Cable Inc. 5.40% 2012	8,000	8,554
Time Warner Cable Inc. 6.20% 2013	7,190	7,839
Time Warner Cable Inc. 7.50% 2014	22,860	26,244
Time Warner Cable Inc. 8.25% 2014	40,000	46,656
Time Warner Cable Inc. 6.75% 2018	47,990	53,106
Time Warner Cable Inc. 8.25% 2019	13,515	16,364
Time Warner Cable Inc. 8.75% 2019	150	185
News America Holdings Inc. 8.00% 2016	1,000	1,160
News America Holdings Inc. 8.25% 2018	2,000	2,355
News America Inc. 6.90% 2019	39,625	44,294
News America Inc. 6.65% 2037	38,900	40,653
News America Inc. 6.90% 20392	1,050	1,121
News America Inc. 7.85% 2039	1,500	1,761
Thomson Reuters Corp. 6.50% 2018	57,865	65,530
CCH II, LLC and CCH II Capital Corp. 10.25% 20106	10,000	11,300
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20122	10,150	10,378
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 20136	11,075	11,296
Charter Communications Operating, LLC, Term Loan B, 6.25% 20141,3,4	11,987	11,331
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20142	1,575	1,614
Charter Communications Operating, LLC, Term Loan B, 9.25% 20141,3,4	1,970	1,997
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20142	15,375	16,720
CCH I, LLC and CCH I Capital Corp. 11.00% 20156	950	180
NTL Cable PLC 8.75% 2014	10,725	10,993
NTL Cable PLC 8.75% 2014	€1,000	1,515
NTL Cable PLC 9.125% 2016	$18,795	19,406
NTL Cable PLC 9.50% 2016	25,750	27,231
Univision Communications, Inc., First Lien Term Loan B, 2.533% 20141,3,4	24,205	20,550
Univision Communications Inc. 12.00% 20142	4,555	4,919
Univision Communications Inc. 10.50% 20151,2,7	37,595	29,136
Cox Communications, Inc. 4.625% 2010	900	908
Cox Communications, Inc. 7.125% 2012	7,000	7,814
Cox Communications, Inc. 5.45% 2014	17,045	18,331
Cox Communications, Inc. 9.375% 20192	21,155	26,773
CSC Holdings, Inc. 8.50% 20142	5,825	6,145
CSC Holdings, Inc. 8.50% 20152	12,500	13,188
CSC Holdings, Inc. 8.625% 20192	3,700	3,941
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	13,520	13,723
Mediacom LLC and Mediacom Capital Corp. 9.125% 20192	8,325	8,596
AMC Entertainment Inc. 8.00% 2014	8,125	7,881
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,675
AMC Entertainment Inc. 8.75% 2019	7,775	8,067
Warner Music Group 7.375% 2014	4,725	4,548
Warner Music Group 9.50% 20162	13,175	13,966
TL Acquisitions, Inc., Term Loan B, 2.75% 20141,3,4	8,115	7,295
Thomson Learning 10.50% 20152	11,450	10,878
Quebecor Media Inc. 7.75% 2016	8,950	8,905
Quebecor Media Inc. 7.75% 2016	5,670	5,642
UPC Holding BV 9.875% 20182	12,500	13,188
American Media Operation 9.00% 20132,7	1,149	712
American Media Operation 14.00% 20131,2,7	16,136	10,166
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	6,232
Regal Cinemas Corp. 8.625% 20192	2,000	2,080
Kabel Deutschland GmbH 10.625% 2014	7,150	7,561
Discovery Communications Inc. 5.625% 2019	6,500	6,683
Cinemark USA, Inc., Term Loan B, 2.06% 20131,3,4	3,322	3,213
Cinemark USA, Inc. 8.625% 20192	2,000	2,078
LBI Media, Inc. 8.50% 20172	8,015	5,049
Fox Acquisition LLC, Term Loan B, 7.25% 20151,3,4	845	738
Fox Acquisition LLC 13.375% 20162	6,165	3,946
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,225
CBS Corp. 8.875% 2019	2,850	3,149
WPP Finance (UK) 8.00% 2014	2,750	3,020
Liberty Media Corp. 8.25% 2030	3,550	2,947
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,3,4	991	781
Local T.V. Finance LLC 10.00% 20151,2,7	5,297	1,828
Radio One, Inc. 6.375% 2013	7,380	2,601
Walt Disney Co. 5.625% 2016	2,000	2,208
Vidéotron Ltée 6.875% 2014	1,000	995
Vidéotron Ltée 6.375% 2015	1,000	960
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 4.24% 20121,3,4	411	396
Young Broadcasting Inc. 10.00% 20116	13,317	17
		1,139,580

Retailing — 0.82%
Macy’s Retail Holdings, Inc. 8.875% 20151	25,770	27,012
Federated Retail Holdings, Inc. 5.90% 2016	40,875	37,654
Staples, Inc. 7.75% 2011	16,265	17,571
Staples, Inc. 9.75% 2014	27,470	33,028
Nordstrom, Inc. 6.75% 2014	33,860	37,181
Nordstrom, Inc. 6.95% 2028	1,000	1,029
Michaels Stores, Inc., Term Loan B, 2.563% 20131,3,4	8,237	7,367
Michaels Stores, Inc. 10.00% 2014	16,125	15,964
Michaels Stores, Inc. 0%/13.00% 20168	1,110	749
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,870
Lowe’s Companies, Inc. 6.875% 2028	4,800	5,666
Lowe’s Companies, Inc. 6.50% 2029	700	777
Lowe’s Companies, Inc. 5.80% 2036	5,000	5,228
Lowe’s Companies, Inc. 6.65% 2037	390	455
Toys "R" Us, Inc. 7.625% 2011	13,115	12,984
Toys "R" Us-Delaware, Inc., Term Loan B, 4.496% 20121,3,4	7,970	7,681
Dollar General Corp., Term Loan B2, 2.996% 20141,3,4	998	965
Dollar General Corp. 10.625% 2015	6,550	7,270
Dollar General Corp. 11.875% 20171,7	9,000	10,170
J.C. Penney Co., Inc. 9.00% 2012	3,495	3,818
J.C. Penney Corp., Inc. 5.75% 2018	11,500	10,752
Kohl’s Corp. 6.25% 2017	3,000	3,284
Kohl’s Corp. 6.00% 2033	3,713	3,678
Kohl’s Corp. 6.875% 2037	3,452	3,873
Neiman Marcus Group, Inc. 9.75% 20151,7	10,467	9,002
Target Corp. 7.00% 2038	7,500	8,807
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	7,488
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,100
Edcon (Proprietary) Ltd. 4.023% 20141	€6,500	6,946
Edcon (Proprietary) Ltd. 4.023% 20141	500	534
Bon-Ton Department Stores, Inc. 10.25% 2014	$10,000	7,350
TJX Companies, Inc. 6.95% 2019	5,000	5,881
Home Depot, Inc. 5.875% 2036	6,000	5,841
Marks and Spencer Group PLC 6.25% 20172	6,000	5,836
Burlington Coat Factory Warehouse Corp. 11.125% 2014	3,700	3,645
		325,456

Consumer services — 0.37%
MGM MIRAGE 8.50% 2010	6,850	6,833
MGM MIRAGE 6.75% 2012	1,050	885
MGM MIRAGE 6.75% 2013	3,350	2,818
MGM MIRAGE 13.00% 20132	5,150	5,922
MGM MIRAGE 5.875% 2014	6,575	5,194
MGM MIRAGE 10.375% 20142	3,025	3,244
MGM MIRAGE 6.625% 2015	3,600	2,799
MGM MIRAGE 11.125% 20172	4,375	4,802
Boyd Gaming Corp. 7.75% 2012	2,550	2,556
Boyd Gaming Corp. 6.75% 2014	8,925	8,032
Boyd Gaming Corp. 7.125% 2016	9,000	7,965
Seminole Tribe of Florida 5.798% 20132,3	9,865	9,333
Seminole Tribe of Florida 7.804% 20202,3	9,370	8,005
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	15,415	14,953
Marriott International, Inc., Series I, 6.375% 2017	13,750	13,749
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20129	12,025	11,225
Royal Caribbean Cruises Ltd. 8.75% 2011	2,465	2,533
Royal Caribbean Cruises Ltd. 11.875% 2015	7,075	7,995
ERAC USA Finance Co. 7.00% 20372	10,000	9,389
Mohegan Tribal Gaming Authority 8.00% 2012	3,675	3,133
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	3,754
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	5,112
Seneca Gaming Corp. 7.25% 2012	3,025	2,813
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,093
Wendy’s/Arby’s Group Inc. 10.00% 20162	1,100	1,174
		145,311

Automobiles & components — 0.25%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,925	15,684
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,758
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,829
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,455	8,047
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,246
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20141,3,4	5,757	5,044
Allison Transmission Holdings, Inc. 11.00% 20152	750	739
Allison Transmission Holdings, Inc. 12.00% 20151,2,7	11,700	10,939
Ford Motor Co. 9.50% 2011	2,000	2,030
FCE Bank PLC 7.125% 2013	€4,500	6,126
Tenneco Automotive Inc. 8.625% 2014	$3,025	2,851
Tenneco Inc. 8.125% 2015	750	731
TRW Automotive Inc. 7.00% 20142	1,500	1,372
Goodyear Tire & Rubber Co. 5.01% 20091	1,150	1,150
Cooper-Standard Automotive Inc. 7.00% 20126	425	223
Cooper-Standard Automotive Inc. 8.375% 20146	2,200	341
Delphi Automotive Systems Corp. 6.55% 20066	200	3
Delphi Automotive Systems Corp. 7.125% 20296	1,350	17
		101,130

Consumer durables & apparel — 0.10%
Fortune Brands, Inc. 6.375% 2014	20,000	20,801
Hanesbrands Inc., Series B, 4.593% 20141	11,105	9,800
KB Home 6.25% 2015	3,170	3,043
Jarden Corp. 8.00% 2016	2,375	2,446
Sealy Mattress Co. 8.25% 2014	1,825	1,698
Sealy Mattress Co. 10.875% 20162	650	720
Standard Pacific Corp. 6.25% 2014	775	678
Standard Pacific Corp. 7.00% 2015	1,005	885
		40,071

ENERGY — 3.60%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	49,048
Enbridge Energy Partners, LP 9.875% 2019	28,255	35,147
Enbridge Energy Partners, LP, Series B, 7.50% 2038	30,700	35,172
Enbridge Energy Partners, LP 8.05% 20771	67,100	59,803
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,835
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	7,008
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	14,940
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	35,422
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,152
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	23,418
Kinder Morgan Energy Partners LP 9.00% 2019	9,865	11,973
Kinder Morgan Energy Partners LP 6.85% 2020	44,045	48,198
TransCanada PipeLines Ltd. 6.50% 2018	14,165	16,001
TransCanada PipeLines Ltd. 7.125% 2019	10,790	12,752
TransCanada PipeLines Ltd. 6.35% 20671	85,555	75,067
Williams Companies, Inc. 2.597% 20101,2	5,000	4,997
Williams Companies, Inc. 6.375% 20102	1,500	1,540
Williams Companies, Inc. 7.125% 2011	500	530
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	11,087
Williams Companies, Inc. 7.625% 2019	6,235	6,743
Williams Companies, Inc. 8.75% 2020	13,000	14,972
Williams Companies, Inc. 7.875% 2021	37,370	40,501
Williams Companies, Inc. 8.75% 2032	18,916	21,749
Gaz Capital SA, Series 13, 6.605% 2018	€8,200	12,005
Gaz Capital SA 6.51% 20222	$82,475	75,778
Gaz Capital SA 7.288% 20372	15,250	14,335
Rockies Express Pipeline LLC 6.25% 20132	14,500	15,684
Rockies Express Pipeline LLC 6.85% 20182	39,650	44,403
Enbridge Inc. 5.80% 2014	9,200	10,110
Enbridge Inc. 4.90% 2015	3,250	3,424
Enbridge Inc. 5.60% 2017	42,080	44,764
Shell International Finance 1.30% 2011	17,000	17,054
Shell International Finance B.V. 4.00% 2014	22,000	23,133
Shell International Finance 4.30% 2019	13,275	13,367
BP Capital Markets PLC 3.625% 20142	16,000	16,502
BP Capital Markets PLC 3.875% 2015	34,965	36,165
Ras Laffan Liquefied Natural Gas III 5.50% 20142	330	352
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20143	900	994
Ras Laffan Liquefied Natural Gas III 5.832% 20163	2,000	2,084
Ras Laffan Liquefied Natural Gas III 6.75% 20192	3,500	3,856
Ras Laffan Liquefied Natural Gas II 5.298% 20202,3	32,775	32,882
Ras Laffan Liquefied Natural Gas III 5.838% 20272,3	10,000	9,859
Ras Laffan Liquefied Natural Gas III 6.332% 20273	2,000	1,971
StatoilHydro ASA 3.875% 2014	7,000	7,338
StatoilHydro ASA 5.125% 20142	14,570	15,873
StatoilHydro ASA 5.25% 2019	20,230	21,910
Husky Energy Inc. 6.25% 2012	2,510	2,719
Husky Energy Inc. 5.90% 2014	2,490	2,689
Husky Energy Inc. 6.20% 2017	16,415	17,434
Husky Energy Inc. 7.25% 2019	15,830	18,190
Husky Energy Inc. 6.80% 2037	2,000	2,194
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,504
Enterprise Products Operating LP 4.95% 2010	8,750	8,888
Enterprise Products Operating LP 7.50% 2011	5,000	5,339
Enterprise Products Operating LLC 5.65% 2013	17,850	18,945
Devon Energy Corp. 5.625% 2014	11,000	11,837
Devon Energy Corp. 6.30% 2019	24,385	26,951
Devon Financing Corp. ULC 7.875% 2031	3,000	3,727
Chevron Corp. 3.95% 2014	4,400	4,638
Chevron Corp. 4.95% 2019	33,330	35,643
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20142,3	36,030	35,670
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143	4,657	4,610
Phillips Petroleum Co. 8.75% 2010	4,000	4,223
Polar Tankers, Inc. 5.951% 20372,3	24,355	25,054
Pemex Finance Ltd. 8.875% 20103	8,000	8,320
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20173,9	11,700	13,872
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,130
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,385
Petroplus Finance Ltd. 6.75% 20142	6,500	6,118
Petroplus Finance Ltd. 7.00% 20172	17,675	16,173
Petroplus Finance Ltd. 9.375% 20192	3,650	3,614
Sunoco, Inc. 4.875% 2014	14,830	15,087
Sunoco, Inc. 9.625% 2015	8,750	10,406
Apache Corp. 6.00% 2013	2,420	2,694
Apache Corp. 5.625% 2017	7,200	7,852
Apache Corp. 6.90% 2018	7,145	8,509
Qatar Petroleum 5.579% 20112,3	17,069	17,569
XTO Energy Inc. 6.25% 2017	15,750	17,029
Energy Transfer Partners, LP 5.95% 2015	3,465	3,642
Energy Transfer Partners, LP 9.00% 2019	10,895	13,122
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,937
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	10,975	10,800
Total Capital 3.125% 2015	10,800	10,810
Canadian Natural Resources Ltd. 5.70% 2017	10,000	10,644
Gulfstream Natural Gas 5.56% 20152	3,500	3,549
Gulfstream Natural Gas 6.19% 20252	7,235	7,066
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20102,3	5,750	5,641
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20102,3	1,083	1,063
Drummond Co., Inc. 7.375% 20162	5,335	4,721
Continental Resources 8.25% 20192	3,000	3,098
TEPPCO Partners LP 7.00% 20671	3,505	3,006
PETRONAS Capital Ltd. 7.00% 20122	2,250	2,478
		1,428,488

INDUSTRIALS — 3.38%
Transportation — 1.98%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113	14,050	13,857
Continental Airlines, Inc. 8.75% 2011	300	269
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20123	12,500	12,484
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.698% 20151,3	1,100	866
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	27,654	25,856
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	158	137
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	1,473	1,296
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	249	225
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	16,629	15,693
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	35,863	33,644
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	811	738
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	17,718	17,076
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	11,850	10,369
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20213	278	268
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20213	3,568	3,247
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	14,115	13,188
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	10,130	8,459
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	13,303	12,696
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	13,264	12,659
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	1,403	1,249
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123	400	397
Northwest Airlines, Inc., Term Loan B, 3.79% 20131,3,4	2,642	2,233
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	1,000	976
Delta Air Lines, Inc., Second Lien Term Loan B, 3.499% 20141,3,4	4,888	4,108
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	53,658	50,975
Delta Air Lines, Inc., Series 1992-A2, 9.20% 20143,6	4,760	1,357
Northwest Airlines, Inc., Term Loan A, 2.04% 20181,3,4	65,236	50,558
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	37,194	34,219
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,757
Burlington Northern Santa Fe Corp. 7.00% 2014	5,000	5,723
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	10,919
Burlington Northern Santa Fe Corp. 4.70% 2019	39,300	39,847
Burlington Northern Santa Fe Corp. 6.15% 2037	10,890	12,130
BNSF Funding Trust I 6.613% 20551	15,000	13,985
CSX Corp. 5.50% 2013	2,900	3,112
CSX Corp. 5.75% 2013	8,335	8,895
CSX Corp. 6.25% 2015	10,000	11,070
CSX Corp. 6.25% 2018	10,000	10,863
CSX Corp. 7.375% 2019	16,500	19,451
CSX Corp. 6.15% 2037	26,585	28,256
AMR Corp., Series B, 10.45% 2011	150	111
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20123	3,750	3,544
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123	11,848	11,747
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20123	18,165	16,712
AMR Corp. 9.00% 2012	1,300	1,027
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	38,010	37,972
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	8,058	5,963
Norfolk Southern Corp. 6.75% 2011	991	1,058
Norfolk Southern Corp. 5.75% 20162	3,390	3,709
Norfolk Southern Corp. 5.75% 2018	21,050	22,936
Norfolk Southern Corp. 5.90% 2019	14,000	15,594
Norfolk Southern Corp. 7.05% 2037	23,225	29,383
Union Pacific Corp. 3.625% 2010	4,820	4,900
Union Pacific Corp. 5.125% 2014	8,430	9,045
Union Pacific Corp. 5.75% 2017	22,965	24,659
Union Pacific Corp. 5.70% 2018	4,000	4,322
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20223	6,703	7,664
Union Pacific Corp. 6.15% 2037	10,930	12,398
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20113,6	7,335	9,975
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20123	174	175
United Air Lines, Inc., Term Loan B, 2.25% 20141,3,4	8,358	6,226
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,3	879	624
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	26,557	22,689
Canadian National Railway Co. 5.55% 2018	16,500	18,127
Canadian National Railway Co. 6.375% 2037	3,100	3,700
Kansas City Southern Railway Co. 13.00% 2013	3,375	3,898
Kansas City Southern Railway Co. 8.00% 2015	2,375	2,434
RailAmerica Inc. 9.25% 20172	4,000	4,210
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20232,3	4,179	2,729
CEVA Group PLC 10.00% 20142	500	448
CEVA Group PLC, Bridge Loan, 7.499% 20151,3,4,9	1,500	1,005
CEVA Group PLC 11.625% 20162	300	291
Navios Maritime Holdings Inc. 9.50% 2014	1,380	1,324
		786,706

Capital goods — 1.12%
BAE Systems Holdings Inc. 4.75% 20102,3	10,350	10,526
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,3	27,636	27,779
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,3	28,346	28,155
BAE Systems Holdings Inc. 4.95% 20142	16,125	16,738
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,577
Northrop Grumman Corp. 3.70% 2014	9,500	9,676
Northrop Grumman Corp. 7.75% 2016	13,420	16,264
Northrop Grumman Corp. 5.05% 2019	18,600	19,582
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,968
Volvo Treasury AB 5.95% 20152	43,395	43,405
Hutchison Whampoa International Ltd. 7.00% 20112	24,300	25,922
Hutchison Whampoa International Ltd. 6.50% 20132	7,200	7,826
General Electric Capital Corp., Series A, 6.00% 2019	10,000	10,163
General Electric Capital Corp., Series A, 0.852% 20261	25,200	19,904
Koninklijke Philips Electronics NV 5.75% 2018	20,000	21,557
Ashtead Group PLC 8.625% 20152	4,675	4,511
Ashtead Capital, Inc. 9.00% 20162	14,125	13,631
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.24% 20141,3,4	2,460	2,208
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.24% 20141,3,4	2,407	2,160
DAE Aviation Holdings, Inc. 11.25% 20152	17,285	13,569
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	15,880
Raytheon Co. 6.40% 2018	9,500	11,115
Raytheon Co. 6.75% 2018	4,030	4,726
US Investigations Services, Inc., Term Loan B, 3.292% 20151,3,4	5,394	5,060
US Investigations Services, Inc. 10.50% 20152	7,005	5,954
US Investigations Services, Inc. 11.75% 20162	5,445	4,220
John Deere Capital Corp. 5.40% 2011	3,500	3,754
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,174
John Deere Capital Corp. 5.10% 2013	1,100	1,191
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,949
John Deere Capital Corp., Series D, 5.75% 2018	2,000	2,186
Lockheed Martin Corp. 4.121% 2013	6,000	6,271
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,892
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.283% 20141,3,4	3,422	2,635
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.283% 20141,3,4	198	153
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	947
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,7	11,125	7,176
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	105
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,462
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	526
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	223
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,273
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,850	2,149
Honeywell International Inc. 5.00% 2019	8,725	9,149
TransDigm Inc. 7.75% 20142	7,470	7,255
TransDigm Inc. 7.75% 2014	1,325	1,322
B/E Aerospace 8.50% 2018	6,920	7,110
Atlas Copco AB 5.60% 20172	4,525	4,642
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,559
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	695
United Rentals (North America), Inc., Series B, 6.50% 2012	3,000	3,023
Atrium Companies, Inc., Term Loan B, 11.75% 20121,3,4,7	4,868	2,321
Atrium Companies, Inc. 15.00% 20122,7	4,040	81
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,610
Esco Corp. 4.174% 20131,2	325	294
Esco Corp. 8.625% 20132	1,100	1,084
Esterline Technologies Corp. 6.625% 2017	1,050	1,013
Sequa Corp., Term Loan B, 3.85% 20141,3,4	874	762
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	388
Alion Science and Technology Corp. 10.25% 2015	230	174
		444,624

Commercial & professional services — 0.28%
Nielsen Finance LLC, Term Loan B, 2.249% 20131,3,4	3,476	3,286
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	25,325	25,578
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,749
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	35,125	27,837
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	19,480	20,551
ARAMARK Corp., Term Loan B, 2.158% 20141,3,4	4,026	3,765
ARAMARK Corp., Letter of Credit, 4.721% 20141,3,4	264	247
ARAMARK Corp. 3.983% 20151	3,450	3,010
ARAMARK Corp. 8.50% 2015	9,450	9,580
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,590
Allied Waste North America, Inc., Series B, 7.375% 2014	2,000	2,083
Allied Waste North America, Inc. 6.875% 2017	3,095	3,274
Iron Mountain Inc. 7.75% 2015	2,425	2,455
FTI Consulting, Inc. 7.625% 2013	2,300	2,306
		109,311

TELECOMMUNICATION SERVICES — 3.39%
Verizon Communications Inc. 3.75% 20112	111,950	115,547
ALLTEL Corp. 7.00% 2012	18,299	20,382
Verizon Global Funding Corp. 7.375% 2012	11,835	13,456
Verizon Communications Inc. 5.25% 2013	14,500	15,713
Verizon Communications Inc. 5.55% 20142	14,710	15,912
Verizon Communications Inc. 5.50% 2017	11,495	12,269
Verizon Communications Inc. 5.50% 2018	8,540	8,969
Verizon Communications Inc. 6.10% 2018	24,000	25,963
Verizon Communications Inc. 8.50% 20182	16,000	20,011
Verizon Communications Inc. 8.75% 2018	34,000	42,544
Verizon Communications Inc. 6.35% 2019	8,500	9,403
Verizon Global Funding Corp. 7.75% 2030	9,501	11,511
Telecom Italia Capital SA 4.875% 2010	1,260	1,296
Olivetti Finance NV 7.25% 2012	€8,830	14,301
Telecom Italia Capital SA, Series B, 5.25% 2013	$5,480	5,770
Telecom Italia Capital SA 4.95% 2014	9,867	10,221
Telecom Italia Capital SA 5.25% 2015	77,500	80,336
Telecom Italia Capital SA 6.999% 2018	9,900	10,958
Telecom Italia Capital SA 7.175% 2019	41,500	46,390
Telecom Italia SpA 7.75% 2033	€8,270	13,978
Telecom Italia Capital SA 7.20% 2036	$2,000	2,267
Telecom Italia Capital SA 7.721% 2038	32,500	38,716
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,669
SBC Communications Inc. 5.875% 2012	20,337	22,273
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,419
AT&T Inc. 4.95% 2013	20,750	22,140
SBC Communications Inc. 5.10% 2014	4,745	5,122
SBC Communications Inc. 5.625% 2016	45,200	48,692
AT&T Inc. 5.50% 2018	5,910	6,177
AT&T Inc. 5.60% 2018	17,580	18,518
AT&T Inc. 5.80% 2019	11,550	12,381
SBC Communications Inc. 6.45% 2034	11,175	11,811
AT&T Inc. 6.55% 2039	10,000	10,940
France Télécom 7.75% 20111	32,000	34,661
France Télécom 7.25% 2013	€4,800	8,009
France Télécom 4.375% 2014	$19,010	19,949
France Télécom 5.375% 2019	12,690	13,523
Vodafone Group PLC 7.75% 2010	20,000	20,502
Vodafone Group PLC 5.625% 2017	16,080	17,067
Vodafone Group PLC 5.45% 2019	25,000	26,079
Vodafone Group PLC 6.15% 2037	6,000	6,438
Sprint Nextel Corp. 0.683% 20101	1,865	1,812
Sprint Capital Corp. 7.625% 2011	500	514
Nextel Communications, Inc., Series E, 6.875% 2013	25,330	23,620
Nextel Communications, Inc., Series F, 5.95% 2014	36,895	32,837
Nextel Communications, Inc., Series D, 7.375% 2015	5,275	4,761
Qwest Capital Funding, Inc. 7.90% 2010	1,400	1,425
Qwest Capital Funding, Inc. 7.25% 2011	36,450	36,632
Qwest Communications International Inc. 7.25% 2011	6,000	6,113
Qwest Corp. 7.875% 2011	1,000	1,036
American Tower Corp. 7.125% 2012	14,625	14,918
American Tower Corp. 7.00% 2017	16,550	17,047
American Tower Corp. 7.25% 20192	11,875	12,261
Cricket Communications, Inc. 9.375% 2014	19,185	19,569
Cricket Communications, Inc. 7.75% 20162	17,050	17,391
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,357
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,079
Deutsche Telekom International Finance BV 6.75% 2018	10,000	11,215
Crown Castle International Corp. 9.00% 2015	15,275	16,153
Crown Castle International Corp. 7.75% 20172	9,675	10,062
Windstream Corp. 8.125% 2013	18,150	18,740
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,923
Windstream Corp. 8.625% 2016	3,300	3,391
MetroPCS Wireless, Inc. 9.25% 2014	12,450	12,792
MetroPCS Wireless, Inc. 9.25% 2014	10,925	11,226
Telefónica Emisiones, SAU 4.949% 2015	13,150	13,966
Telefónica Emisiones, SAU 6.421% 2016	5,750	6,467
Centennial Communications Corp. 6.347% 20131	6,500	6,370
Centennial Communications Corp. 10.00% 2013	2,750	2,877
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	932
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 20141	9,300	9,486
Wind Acquisition SA 11.75% 20172	17,275	19,564
Digicel Group Ltd. 12.00% 20142	12,025	13,528
Digicel Group Ltd. 8.875% 20152	5,500	5,143
Digicel Group Ltd. 8.875% 2015	400	374
British Telecommunications PLC 5.95% 2018	17,472	17,728
PCCW-HKT Capital Ltd. 8.00% 20111,2	15,000	16,216
Intelsat, Ltd. 8.50% 2013	4,000	4,070
Intelsat, Ltd. 8.875% 2015	4,275	4,371
Intelsat Jackson Holding Co., Series B, 8.875% 20152	1,950	1,994
Intelsat Jackson Holding Co. 9.50% 2016	2,100	2,216
Koninklijke KPN NV 4.75% 2017	€3,500	5,238
Koninklijke KPN NV 8.375% 2030	$5,200	6,720
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,782
Singapore Telecommunications Ltd. 6.375% 20112	2,050	2,231
Singapore Telecommunications Ltd. 7.375% 20312	3,800	4,763
Rogers Wireless Inc. 7.25% 2012	713	807
Rogers Wireless Inc. 7.50% 2015	5,000	5,771
SK Telecom Co., Ltd. 4.25% 20112	6,000	6,067
SBA Telecommunications, Inc. 8.00% 20162	3,750	3,853
Orascom Telecom 7.875% 20142	3,275	3,144
Cincinnati Bell Inc. 7.25% 2013	2,800	2,856
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,542
Hawaiian Telcom Communications, Inc. 9.75% 20136	$7,715	116
Hawaiian Telcom Communications, Inc. 8.765% 20131,6	3,605	27
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,3,4,7	2,143	1,341
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20156	3,050	4
Nordic Telephone Co. Holding ApS 8.875% 20162	1,000	1,040
Trilogy International Partners LLC, Term Loan B, 3.783% 20121,3,4	275	228
		1,343,989

UTILITIES — 3.33%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	$46,600	50,784
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,880	3,046
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,500	5,826
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	44,425	58,848
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,354
MidAmerican Energy Co. 5.125% 2013	7,500	7,947
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,108
MidAmerican Energy Co. 4.65% 2014	5,000	5,321
MidAmerican Energy Co. 5.95% 2017	3,000	3,307
MidAmerican Energy Co. 5.30% 2018	5,000	5,284
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	4,162
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	51,575
MidAmerican Energy Holdings Co. 6.125% 2036	5,000	5,415
FirstEnergy Solutions Co. 4.80% 20152	10,000	10,287
Ohio Edison Co. 6.40% 2016	13,750	15,147
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,165
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	9,105
Pennsylvania Electric Co. 6.05% 2017	5,165	5,538
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	31,228
Jersey Central Power & Light Co. 7.35% 2019	1,700	2,011
Toledo Edison Co. 7.25% 2020	10,000	11,799
Ohio Edison Co. 6.875% 2036	2,315	2,660
Edison Mission Energy 7.50% 2013	5,000	4,712
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,660
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,281
Edison Mission Energy 7.75% 2016	6,025	5,302
Midwest Generation, LLC, Series B, 8.56% 20163	17,347	17,607
Edison Mission Energy 7.00% 2017	6,825	5,733
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,097
Edison Mission Energy 7.20% 2019	15,450	12,592
Homer City Funding LLC 8.734% 20263	13,609	12,860
Edison Mission Energy 7.625% 2027	6,900	4,968
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,771
E.ON International Finance BV 5.80% 20182	70,425	75,918
Energy East Corp. 6.75% 2012	7,155	7,940
Iberdrola Finance Ireland 3.80% 20142	26,475	26,874
Scottish Power PLC 5.375% 2015	31,415	33,453
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,679
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	5,222
Consumers Energy Co. 5.65% 2018	18,325	19,606
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	33,832
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,752
NGG Finance PLC 6.125% 2011	€3,480	5,419
Niagara Mohawk Power 3.553% 20142	$15,565	15,677
National Grid PLC 6.30% 2016	37,605	41,231
National Grid Co. PLC 5.875% 2024	£170	285
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	$5,000	5,413
Progress Energy, Inc. 6.05% 2014	2,100	2,305
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,547
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,471
Progress Energy, Inc. 7.05% 2019	32,900	38,375
Israel Electric Corp. Ltd. 7.25% 20192	39,800	42,495
Israel Electric Corp. Ltd. 8.10% 20962	6,250	6,155
Veolia Environnement 5.25% 2013	18,235	19,132
Veolia Environnement 6.00% 2018	4,945	5,330
Veolia Environnement 6.125% 2033	€13,640	20,955
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20122	$3,060	3,175
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20162	12,680	12,859
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20172	12,000	12,102
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20362	14,500	14,088
Enel Finance International 3.875% 20142	32,890	32,801
ENEL SpA 5.625% 2027	€5,760	8,994
Cilcorp Inc. 8.70% 2009	$1,000	1,000
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,565
Union Electric Co. 4.65% 2013	3,000	3,072
Ameren Corp. 8.875% 2014	15,000	16,877
Union Electric Co. 5.40% 2016	5,750	5,941
Cilcorp Inc. 9.375% 2029	12,265	12,449
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.754% 20141,3,4	14,469	11,559
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	8,856
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	10,925	7,921
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,7	5,545	3,854
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	748
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,529
Sierra Pacific Resources 8.625% 2014	900	930
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,720
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	6,391
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	10,999
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,849
Oncor Electric Delivery Co. LLC 6.80% 2018	25,000	28,815
PSEG Power LLC 7.75% 2011	16,410	17,736
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,350
PSEG Power LLC 8.625% 2031	2,360	3,201
AES Corp. 9.375% 2010	129	134
AES Corp. 8.75% 20132	624	639
AES Corp. 7.75% 2015	10,500	10,605
AES Corp. 8.00% 2017	10,000	10,113
AES Corp. 8.00% 2020	3,350	3,342
Intergen Power 9.00% 20172	23,450	24,271
Ohio Power Co., Series H, 4.85% 2014	5,965	6,247
Ohio Power Co., Series K, 6.00% 2016	15,000	16,161
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,163
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,928
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,546
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,318
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,104
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,381
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,987
Public Service Co. of Colorado 5.80% 2018	6,300	7,044
Public Service Co. of Colorado 5.125% 2019	4,350	4,672
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,071
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,742
PG&E Corp. 5.75% 2014	2,000	2,186
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,091
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,464
Electricité de France SA 5.50% 20142	1,300	1,428
Electricité de France SA 6.50% 20192	11,000	12,626
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	11,262
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20283	11,250	10,629
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,583
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,456
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,646
Anglian Water Services Financing PLC 4.625% 2013	€6,120	9,382
Empresa Nacional de Electricidad SA 8.35% 2013	$5,000	5,781
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,558
SP PowerAssets Ltd. 5.00% 20132	8,000	8,502
Alabama Power Co., Series R, 4.70% 2010	2,250	2,330
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,683
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,423
Kern River Funding Corp. 4.893% 20182,3	7,525	7,937
NRG Energy, Inc. 7.25% 2014	4,200	4,137
NRG Energy, Inc. 7.375% 2016	3,700	3,589
Florida Power & Light Co. 4.85% 2013	5,000	5,343
Korea East-West Power Co., Ltd. 4.875% 20112	5,000	5,072
Enersis SA 7.375% 2014	3,000	3,316
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,3	2,667	2,580
		1,320,419

HEALTH CARE — 2.81%
Pharmaceuticals, biotechnology & life sciences — 1.63%
Roche Holdings Inc. 5.00% 20142	45,250	48,932
Roche Holdings Inc. 6.00% 20192	87,750	97,660
Roche Holdings Inc. 7.00% 20392	11,060	13,777
Pfizer Inc. 4.45% 2012	11,040	11,734
Pfizer Inc. 5.35% 2015	5,000	5,543
Pfizer Inc. 6.20% 2019	65,870	74,380
Schering-Plough Corp. 5.55% 20131	14,559	15,954
Schering-Plough Corp. 5.375% 2014	€11,630	18,471
Schering-Plough Corp. 6.00% 2017	$49,240	55,018
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,505
GlaxoSmithKline Capital Inc. 5.65% 2018	24,400	26,776
GlaxoSmithKline Capital Inc. 6.375% 2038	22,775	26,945
Biogen Idec Inc. 6.00% 2013	36,525	38,853
Biogen Idec Inc. 6.875% 2018	27,000	29,689
Abbott Laboratories 5.125% 2019	30,760	32,658
Abbott Laboratories 6.00% 2039	6,040	6,890
Merck & Co., Inc. 4.00% 2015	5,000	5,260
Merck & Co., Inc. 5.00% 2019	27,380	29,267
Novartis Capital Corp. 4.125% 2014	13,375	14,137
Novartis Securities Investment Ltd. 5.125% 2019	12,530	13,364
Elan Finance PLC and Elan Finance Corp. 4.44% 20111	1,015	995
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	3,199
Elan Finance PLC and Elan Finance Corp. 4.486% 20131	5,135	4,698
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	11,010	11,148
Elan Finance PLC and Elan Finance Corp. 8.75% 20162,9	5,850	5,777
Wyeth 5.50% 2016	15,000	16,390
AstraZeneca PLC 5.40% 2012	12,000	13,161
Warner Chilcott Corp. 8.75% 2015	4,065	4,187
		646,368

Health care equipment & services — 1.18%
Cardinal Health, Inc. 5.50% 2013	14,535	15,253
Cardinal Health, Inc. 4.00% 2015	5,500	5,337
Cardinal Health, Inc. 5.80% 2016	12,509	13,070
Cardinal Health, Inc. 5.85% 2017	23,365	24,630
Allegiance Corp. 7.00% 2026	9,635	10,102
Express Scripts Inc. 5.25% 2012	17,105	18,169
Express Scripts Inc. 6.25% 2014	28,133	30,948
Hospira, Inc. 0.763% 20101	12,000	11,973
Hospira, Inc. 5.90% 2014	4,510	4,874
Hospira, Inc. 6.05% 2017	30,675	32,170
Coventry Health Care, Inc. 5.875% 2012	1,000	990
Coventry Health Care, Inc. 6.30% 2014	34,000	33,420
Coventry Health Care, Inc. 5.95% 2017	12,180	10,937
HCA Inc., Term Loan B, 2.533% 20131,3,4	4,262	4,035
HCA Inc. 9.125% 2014	695	719
HCA Inc. 9.25% 2016	775	803
HCA Inc. 9.625% 20161,7	957	998
HCA Inc. 8.50% 20192	25,785	27,074
HCA Inc. 7.875% 20202	9,190	9,248
Tenet Healthcare Corp. 7.375% 2013	5,895	5,866
Tenet Healthcare Corp. 9.25% 2015	7,170	7,520
Tenet Healthcare Corp. 8.875% 20192	26,435	28,021
UnitedHealth Group Inc. 5.25% 2011	2,463	2,561
UnitedHealth Group 6.00% 2017	24,920	26,054
HealthSouth Corp. 7.218% 20141	12,600	12,411
HealthSouth Corp. 10.75% 2016	10,980	11,968
Humana Inc. 6.45% 2016	20,375	20,578
PTS Acquisition Corp. 10.25% 20151,7	22,365	19,570
Aetna Inc. 5.75% 2011	17,500	18,437
VWR Funding, Inc. 11.25% 20151,7	16,179	14,844
Bausch & Lomb Inc. 9.875% 2015	13,625	14,340
Surgical Care Affiliates, Inc. 9.625% 201512,7	3,747	2,904
Surgical Care Affiliates, Inc. 10.00% 20172	7,845	6,315
WellPoint, Inc. 5.00% 2011	1,000	1,031
WellPoint, Inc. 5.00% 2014	810	843
WellPoint, Inc. 5.25% 2016	6,455	6,591
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,728
Boston Scientific Corp. 5.45% 2014	1,565	1,577
Boston Scientific Corp. 5.125% 2017	1,190	1,123
Boston Scientific Corp. 7.00% 2035	920	848
Viant Holdings Inc. 10.125% 20172	2,929	2,797
Symbion Inc. 11.75% 20151,7	2,474	1,843
United Surgical Partners International Inc. 9.25% 20171,7	820	783
CHS/Community Health Systems, Inc. 8.875% 2015	45	46
		467,349

CONSUMER STAPLES — 1.44%
Food & staples retailing — 1.00%
CVS Caremark Corp. 0.661% 20101	5,000	5,005
CVS Caremark Corp. 6.60% 2019	15,373	17,361
CVS Caremark Corp. 5.789% 20262,3	14,213	13,380
CVS Caremark Corp. 6.036% 20283	33,852	32,723
CVS Caremark Corp. 6.943% 20303	23,876	24,185
CVS Caremark Corp. 6.125% 2039	3,700	3,777
Kroger Co. 5.00% 2013	17,500	18,475
Kroger Co. 7.50% 2014	8,455	9,753
Kroger Co. 6.40% 2017	60,505	67,050
Safeway Inc. 6.25% 2014	3,725	4,119
Safeway Inc. 6.35% 2017	20,000	22,236
Safeway Inc. 5.00% 2019	15,235	15,609
Delhaize Group 5.875% 2014	6,850	7,384
Delhaize Group 6.50% 2017	26,205	28,563
SUPERVALU INC. 7.50% 2012	365	379
Albertson’s, Inc. 7.25% 2013	3,950	3,990
SUPERVALU INC. 7.50% 2014	830	838
SUPERVALU INC. 8.00% 2016	18,525	19,266
Albertson’s, Inc. 8.00% 2031	3,700	3,339
Wal-Mart Stores, Inc. 5.375% 2017	4,500	4,933
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,402
Wal-Mart Stores, Inc. 5.25% 2035	3,800	3,819
Tesco PLC 5.50% 20172	21,325	22,267
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,252
Stater Bros. Holdings Inc. 7.75% 2015	12,025	11,724
Duane Reade Inc. 11.75% 20152	12,687	13,385
Vitamin Shoppe Industries Inc. 7.94% 20121	7,490	7,490
Walgreen Co. 4.875% 2013	5,000	5,394
Costco Wholesale Corp. 5.30% 2012	3,000	3,258
Ingles Markets, Inc. 8.875% 2017	2,550	2,627
		395,983

Food, beverage & tobacco — 0.44%
Anheuser-Busch InBev NV 7.20% 20142	25,000	28,172
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,556
Anheuser-Busch InBev NV 6.875% 20192	$7,740	8,759
Anheuser-Busch InBev NV 7.75% 20192	18,367	21,770
Altria Group, Inc. 9.70% 2018	7,925	9,859
Altria Group, Inc. 9.25% 2019	27,800	34,028
Smithfield Foods, Inc., Series B, 8.00% 2009	500	500
Smithfield Foods, Inc., Series B, 7.75% 2013	150	134
Smithfield Foods, Inc. 10.00% 20142	8,150	8,598
Smithfield Foods, Inc. 7.75% 2017	3,825	3,165
British American Tobacco International Finance PLC 9.50% 20182	9,500	12,342
Constellation Brands, Inc. 8.375% 2014	2,075	2,173
Constellation Brands, Inc. 7.25% 2017	9,945	9,945
Coca-Cola Co. 4.875% 2019	7,500	7,930
Tyson Foods, Inc. 10.50% 2014	4,750	5,403
Tyson Foods, Inc. 7.85% 20161	1,000	1,025
Dole Food Co., Inc. 8.875% 2011	4,920	4,951
Cott Beverages Inc. 8.00% 2011	4,950	4,944
H.J Heinz Co. 7.125% 20392	2,600	3,088
Diageo Capital PLC 5.75% 2017	1,437	1,580
		172,922

Household & personal products — 0.00%
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,552

MATERIALS — 1.17%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	35,500	38,281
Rio Tinto Finance (USA) Ltd. 8.95% 2014	7,465	8,819
Rio Tinto Finance (USA) Ltd. 9.00% 2019	24,420	30,028
Rio Tinto Finance (USA) Ltd. 7.125% 2028	2,000	2,221
Dow Chemical Co. 7.60% 2014	26,400	29,234
Dow Chemical Co. 5.70% 2018	1,700	1,679
Dow Chemical Co. 8.55% 2019	37,450	42,170
Dow Chemical Co. 9.40% 2039	1,350	1,667
International Paper Co. 7.40% 2014	33,610	37,026
International Paper Co. 7.95% 2018	11,750	12,757
International Paper Co. 9.375% 2019	470	551
International Paper Co. 7.50% 2021	4,330	4,597
Freeport-McMoRan Copper & Gold Inc. 4.995% 20151	10,011	10,044
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	6,350	6,762
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	30,070	32,032
BHP Billiton Finance (USA) Ltd. 5.50% 2014	18,295	20,239
BHP Billiton Finance (USA) Ltd. 6.50% 2019	7,500	8,717
Nalco Co. 7.75% 2011	1,336	1,343
Nalco Co. 8.875% 2013	5,650	5,834
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,338
Nalco Co., Term Loan B, 5.75% 20161,3,4	736	750
Nalco Co. 8.25% 20172	14,500	15,297
CRH America Inc. 6.95% 2012	1,590	1,704
CRH Finance BV 7.375% 20141	€4,394	7,156
CRH America, Inc. 6.00% 2016	$980	1,006
CRH America, Inc. 8.125% 2018	12,275	13,823
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	2,980
Owens-Brockway Glass Container Inc. 7.375% 2016	9,600	9,792
ArcelorMittal 6.125% 2018	12,025	11,866
Georgia-Pacific Corp. 8.125% 2011	2,065	2,153
Georgia-Pacific LLC 8.25% 20162	7,800	8,131
Teck Resources Ltd. 9.75% 2014	8,000	8,840
Ball Corp. 7.125% 2016	4,990	5,115
Ball Corp. 7.375% 2019	3,480	3,550
Plastipak Holdings, Inc. 8.50% 20152	7,165	7,272
Holcim Ltd. 6.00% 20192	3,525	3,575
Holcim Ltd. 6.875% 20392	3,500	3,618
Commercial Metals Co. 6.50% 2017	7,000	6,992
Lafarge 6.15% 2011	5,690	5,929
Newpage Corp. 11.375% 20142	5,395	5,328
Praxair, Inc. 4.375% 2014	1,850	1,962
Praxair, Inc. 4.625% 2015	2,500	2,696
Airgas, Inc. 6.25% 2014	1,000	1,032
Airgas, Inc. 7.125% 20182	2,650	2,733
Graphic Packaging International, Inc. 9.50% 20172	1,820	1,943
Graphic Packaging International, Inc. 9.50% 20172	1,595	1,703
Arbermarle Corp. 5.10% 2015	3,656	3,484
Weyerhaeuser Co. 7.375% 2032	1,500	1,332
Weyerhaeuser Co. 6.875% 2033	2,500	2,088
Metals USA Holdings Corp. 7.847% 20121,7	2,622	1,954
Metals USA, Inc. 11.125% 2015	1,200	1,160
Stora Enso Oyj 6.404% 20162	3,500	3,087
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,320
Rockwood Specialties Group, Inc. 7.625% 2014	€500	739
E.I. du Pont de Nemours and Co. 5.25% 2016	$2,000	2,164
ICI Wilmington, Inc. 5.625% 2013	2,000	2,050
Yara International ASA 7.875% 20192	1,675	1,885
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,649
Associated Materials Inc. 9.75% 2012	1,425	1,407
Lubrizol Corp. 8.875% 2019	1,000	1,236
C5 Capital (SPV) Ltd. 6.196% (undated)1,2	100	78
C8 Capital (SPV) Ltd. 6.64% (undated)1	200	155
C10 Capital (SPV) Ltd. 6.722% (undated)1,2	950	752
C10 Capital (SPV) Ltd. 6.722% (undated)1	100	79
UPM-Kymmene Corp. 5.625% 20142	1,000	926
Domtar Corp. 7.125% 2015	670	660
Smurfit Capital Funding PLC 7.50% 2025	800	656
Rock-Tenn Co. 9.25% 20162	515	554
Neenah Paper, Inc. 7.375% 2014	620	491
		464,191

INFORMATION TECHNOLOGY — 0.98%
Semiconductors & semiconductor equipment — 0.49%
NXP BV and NXP Funding LLC 3.259% 20131	10,045	7,295
NXP BV and NXP Funding LLC 3.746% 20131	€6,075	6,492
NXP BV and NXP Funding LLC 10.00% 20135	$6,882	6,822
NXP BV and NXP Funding LLC 7.875% 2014	25,085	19,817
NXP BV and NXP Funding LLC 8.625% 2015	€9,100	8,326
NXP BV and NXP Funding LLC 9.50% 2015	$20,170	13,463
KLA-Tencor Corp. 6.90% 2018	56,300	58,944
Freescale Semiconductor, Inc., Term Loan B, 2.011% 20131,3,4	5,294	4,255
Freescale Semiconductor, Inc. 8.875% 2014	12,575	9,683
Freescale Semiconductor, Inc. 9.875% 20141,7	10,700	7,436
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20143,4	17,222	17,366
Freescale Semiconductor, Inc. 10.125% 2016	3,792	2,541
National Semiconductor Corp. 6.15% 2012	3,700	3,863
National Semiconductor Corp. 6.60% 2017	27,500	27,218
		193,521

Technology hardware & equipment — 0.28%
Electronic Data Systems Corp., Series B, 6.00% 20131	28,625	31,968
Electronic Data Systems Corp. 7.45% 2029	4,520	5,746
Sanmina-SCI Corp. 3.049% 20101,2	1,601	1,561
Sanmina-SCI Corp. 6.75% 2013	15,675	14,970
Sanmina-SCI Corp. 3.049% 20141,2,9	9,971	8,750
Sanmina-SCI Corp. 8.125% 2016	12,490	11,741
Jabil Circuit, Inc. 8.25% 2018	16,975	17,314
Hughes Communications, Inc. 9.50% 2014	9,500	9,595
Celestica Inc. 7.875% 2011	5,700	5,828
Sensata Technologies BV 8.00% 20141	4,975	4,664
		112,137

Software & services — 0.21%
First Data Corp., Term Loan B2, 3.036% 20141,3,4	17,447	15,068
First Data Corp. 9.875% 2015	9,975	9,264
First Data Corp. 9.875% 2015	2,975	2,763
SunGard Data Systems Inc. 9.125% 2013	19,613	19,907
Oracle Corp. 3.75% 2014	16,500	17,160
Serena Software, Inc. 10.375% 2016	11,262	10,699
Ceridian Corp. 11.25% 2015	7,450	6,714
		81,575

Total corporate bonds & notes		13,359,821

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 28.41%
U.S. Treasury 2.00% 2010	124,125	125,066
U.S. Treasury 2.00% 2010	30,000	30,469
U.S. Treasury 0.875% 2011	30,000	30,073
U.S. Treasury 1.00% 2011	161,725	162,196
U.S. Treasury 1.125% 2011	262,675	262,972
U.S. Treasury 1.125% 2011	172,700	173,712
U.S. Treasury 1.75% 2011	765,589	777,249
U.S. Treasury 4.50% 2011	44,225	46,650
U.S. Treasury 4.625% 2011	133,500	143,961
U.S. Treasury 4.875% 2011	20,000	21,313
U.S. Treasury 4.875% 2011	10,000	10,735
U.S. Treasury 5.125% 2011	20,000	21,505
U.S. Treasury 1.50% 2012	115,000	115,589
U.S. Treasury 1.75% 2012	75,000	75,779
U.S. Treasury 3.00% 20129,10	25,752	27,409
U.S. Treasury 4.25% 2012	150,050	162,617
U.S. Treasury 4.875% 2012	54,825	59,646
U.S. Treasury 2.00% 2013	220,540	220,866
U.S. Treasury 1.875% 20139,10	94,100	97,357
U.S. Treasury 2.75% 2013	132,160	136,404
U.S. Treasury 2.75% 2013	50,000	51,916
U.S. Treasury 3.125% 2013	50,000	52,408
U.S. Treasury 3.375% 2013	185,260	196,253
U.S. Treasury 3.50% 2013	50,805	54,010
U.S. Treasury 3.625% 2013	45,000	48,018
U.S. Treasury 4.25% 2013	644,036	702,399
U.S. Treasury 1.25% 20149,10	1,018	1,035
U.S. Treasury 1.75% 2014	475,125	469,243
U.S. Treasury 1.75% 2014	20,000	19,681
U.S. Treasury 1.875% 2014	185,975	184,385
U.S. Treasury 1.875% 2014	100,000	98,828
U.S. Treasury 2.25% 2014	237,500	238,241
U.S. Treasury 2.00% 20149,10	11,425	11,895
U.S. Treasury 2.00% 20149,10	138,962	144,238
U.S. Treasury 2.375% 2014	5,000	5,013
U.S. Treasury 2.625% 2014	75,000	76,260
U.S. Treasury 4.00% 2014	46,800	50,633
U.S. Treasury 4.25% 2014	14,150	15,458
U.S. Treasury 1.625% 20159,10	77,485	79,072
U.S. Treasury 4.25% 2015	154,000	167,746
U.S. Treasury 11.25% 2015	133,500	192,386
U.S. Treasury 2.375% 2016	237,400	231,114
U.S. Treasury 2.625% 2016	389,250	384,233
U.S. Treasury 2.625% 2016	50,000	49,479
U.S. Treasury 3.00% 2016	50,000	50,303
U.S. Treasury 3.25% 2016	194,365	199,156
U.S. Treasury 3.25% 2016	70,000	71,649
U.S. Treasury 3.25% 2016	21,300	21,821
U.S. Treasury 5.125% 2016	56,500	64,454
U.S. Treasury 7.50% 2016	15,250	19,671
U.S. Treasury 2.375% 20179,10	10,679	11,382
U.S. Treasury 4.50% 2017	153,250	168,246
U.S. Treasury 4.625% 2017	131,375	145,477
U.S. Treasury 8.875% 2017	63,425	88,862
U.S. Treasury 3.50% 2018	673,985	688,462
U.S. Treasury 3.75% 2018	600,075	621,054
U.S. Treasury 3.875% 2018	76,000	79,663
U.S. Treasury 4.00% 2018	50,000	52,789
U.S. Treasury 1.875% 20199,10	1,009	1,040
U.S. Treasury 2.75% 2019	263,515	251,501
U.S. Treasury 3.125% 2019	569,930	560,845
U.S. Treasury 8.125% 2019	20,000	27,881
U.S. Treasury 8.50% 2020	31,900	45,816
U.S. Treasury 7.875% 2021	13,750	19,178
U.S. Treasury 8.00% 2021	24,200	34,271
U.S. Treasury 7.125% 2023	25,000	33,543
U.S. Treasury 7.50% 2024	18,575	26,152
U.S. Treasury 6.875% 2025	93,610	125,905
U.S. Treasury 6.00% 2026	63,000	78,209
U.S. Treasury 6.125% 2027	18,475	23,478
U.S. Treasury 6.25% 2030	8,250	10,803
U.S. Treasury 3.375% 20329,10	7,280	9,034
U.S. Treasury 4.50% 2036	292,960	314,885
U.S. Treasury 4.375% 2038	113,610	119,770
U.S. Treasury 4.25% 2039	4,500	4,657
U.S. Treasury 4.50% 2039	3,000	3,235
U.S. Treasury Principal Strip 0% 2039	29,000	8,616
Federal Home Loan Bank 1.75% 2012	69,000	69,213
Federal Home Loan Bank 4.50% 2012	50,000	54,200
Federal Home Loan Bank 3.625% 2013	93,000	97,851
Federal Home Loan Bank 5.375% 2016	25,000	28,075
Freddie Mac 3.125% 2010	73,990	74,730
Freddie Mac 5.25% 2011	20,000	21,521
Freddie Mac 1.75% 2012	60,000	60,317
Freddie Mac 2.125% 2012	20,000	20,256
Freddie Mac 2.50% 2014	37,000	37,020
Freddie Mac 5.50% 2016	30,000	34,033
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 20119	10,000	9,980
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.289% 20121	11,020	11,061
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.290% 20121,9	50,000	50,000
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,122
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,042
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 20129	10,855	10,836
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,065
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,143
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,550	12,727
Fannie Mae 1.75% 2011	30,000	30,438
Fannie Mae 6.125% 2012	20,000	22,290
Fannie Mae 2.50% 2014	29,250	29,253
Fannie Mae 3.00% 2014	13,500	13,720
Fannie Mae 5.375% 2017	17,000	19,188
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,349
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,788
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	40,000	40,324
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,753
CoBank ACB 7.875% 20182	22,115	21,564
CoBank ACB 0.899% 20221,2	46,470	31,727
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	26,101
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,333
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	20,221
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,866
Federal Agricultural Mortgage Corp. 4.875% 20112	10,000	10,558
Federal Agricultural Mortgage Corp. 5.125% 20172	5,000	5,332
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,995
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,112
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,330
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,725
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 20153	6,490	6,648
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,262
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,731
		11,266,120

MORTGAGE-BACKED OBLIGATIONS — 24.56%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS3 — 18.34%
Fannie Mae 7.00% 2009	—	—
Fannie Mae 7.50% 2009	3	3
Fannie Mae 9.50% 2009	—	—
Fannie Mae 7.00% 2010	—	—
Fannie Mae 4.89% 2012	25,000	26,379
Fannie Mae 7.00% 2016	120	128
Fannie Mae 11.50% 2016	216	247
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	5,994	6,420
Fannie Mae 5.50% 2018	16	17
Fannie Mae 9.00% 2018	20	22
Fannie Mae 10.00% 2018	202	233
Fannie Mae 4.00% 2019	26,985	28,010
Fannie Mae 4.50% 2019	17,402	18,391
Fannie Mae 4.50% 2019	16,901	17,873
Fannie Mae 5.50% 2019	164	176
Fannie Mae 5.50% 2019	70	75
Fannie Mae 12.00% 2019	237	268
Fannie Mae 4.50% 2020	133,115	138,101
Fannie Mae 5.50% 2020	13,699	14,673
Fannie Mae 5.50% 2020	1,546	1,654
Fannie Mae 11.00% 2020	100	115
Fannie Mae 11.232% 20201	221	253
Fannie Mae 4.50% 2021	70,332	73,934
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	19,583	20,170
Fannie Mae 5.50% 2022	1,937	2,051
Fannie Mae 5.50% 2022	954	1,011
Fannie Mae 9.00% 2022	28	31
Fannie Mae 4.50% 2023	23,576	24,470
Fannie Mae 4.50% 2023	17,231	17,893
Fannie Mae 5.00% 2023	16,474	17,300
Fannie Mae 5.00% 2023	15,804	16,597
Fannie Mae 5.00% 2023	13,554	14,234
Fannie Mae 5.00% 2023	11,702	12,290
Fannie Mae 5.00% 2023	10,971	11,521
Fannie Mae 5.00% 2023	10,100	10,607
Fannie Mae 5.00% 2023	8,681	9,116
Fannie Mae 5.00% 2023	7,155	7,529
Fannie Mae 5.50% 2023	41,593	44,108
Fannie Mae 5.50% 2023	35,806	38,078
Fannie Mae 5.50% 2023	4,679	4,957
Fannie Mae 5.50% 2023	2,659	2,816
Fannie Mae 5.50% 2023	2,213	2,344
Fannie Mae 6.00% 2023	3,954	4,231
Fannie Mae 7.50% 2023	59	65
Fannie Mae 4.00% 2024	132,690	135,246
Fannie Mae 4.00% 2024	49,202	50,146
Fannie Mae 4.00% 2024	49,152	50,095
Fannie Mae 4.00% 2024	47,819	48,736
Fannie Mae 4.00% 2024	46,879	47,777
Fannie Mae 4.00% 2024	37,109	37,820
Fannie Mae 4.00% 2024	24,478	24,947
Fannie Mae 4.00% 2024	24,260	24,725
Fannie Mae 4.00% 2024	24,099	24,564
Fannie Mae 4.00% 2024	11,684	11,908
Fannie Mae 4.50% 2024	53,880	55,890
Fannie Mae 4.50% 2024	53,393	55,393
Fannie Mae 4.50% 2024	49,132	50,972
Fannie Mae 4.50% 2024	47,335	49,100
Fannie Mae 4.50% 2024	47,269	49,040
Fannie Mae 4.50% 2024	41,902	43,472
Fannie Mae 4.50% 2024	40,699	42,217
Fannie Mae 4.50% 2024	35,250	36,506
Fannie Mae 4.50% 2024	29,768	30,878
Fannie Mae 4.50% 2024	24,508	25,437
Fannie Mae 4.50% 2024	23,607	24,487
Fannie Mae 4.50% 2024	16,921	17,552
Fannie Mae 4.50% 2024	14,090	14,616
Fannie Mae 4.50% 2024	9,025	9,362
Fannie Mae 4.50% 2024	8,744	9,070
Fannie Mae 4.50% 2024	8,636	8,958
Fannie Mae 4.50% 2024	8,384	8,696
Fannie Mae 4.50% 2024	7,502	7,781
Fannie Mae 4.50% 2024	7,438	7,715
Fannie Mae 4.50% 2024	5,970	6,192
Fannie Mae 4.50% 2024	4,977	5,163
Fannie Mae 5.00% 2024	48,991	51,449
Fannie Mae 5.50% 2024	39,758	42,162
Fannie Mae 5.50% 2024	27,786	29,466
Fannie Mae 6.00% 2024	10,999	11,663
Fannie Mae, Series 2001-4, Class GA, 10.063% 20251	424	487
Fannie Mae, Series 2001-4, Class NA, 11.847% 20251	1,689	1,914
Fannie Mae 5.123% 20261	489	509
Fannie Mae 6.00% 2026	25,881	27,444
Fannie Mae 5.50% 2027	19,526	20,560
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	7,834	8,293
Fannie Mae 6.00% 2028	7,511	7,965
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,865	1,429
Fannie Mae 6.50% 2029	168	181
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	620	692
Fannie Mae 7.50% 2029	45	50
Fannie Mae 7.50% 2029	40	44
Fannie Mae 7.50% 2030	132	145
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	4,984	5,322
Fannie Mae 7.50% 2031	342	376
Fannie Mae 7.50% 2031	34	37
Fannie Mae, Series 2001-20, Class E, 9.625% 20311	72	83
Fannie Mae, Series 2001-20, Class C, 12.141% 20311	67	77
Fannie Mae 6.50% 2032	584	625
Fannie Mae 5.50% 2033	27,346	28,772
Fannie Mae 6.50% 2034	873	933
Fannie Mae 4.576% 20351	9,827	10,207
Fannie Mae 5.50% 2035	35,399	37,217
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,796	6,168
Fannie Mae 6.50% 2035	9,142	9,860
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,250	6,924
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,574	6,257
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,735	1,437
Fannie Mae 5.00% 2036	112,326	116,380
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	7,164	7,538
Fannie Mae 6.00% 2036	60,215	63,728
Fannie Mae 6.00% 2036	21,952	23,261
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	19,265	20,529
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	17,201	18,289
Fannie Mae 6.00% 2036	10,638	11,274
Fannie Mae 6.00% 2036	7,075	7,502
Fannie Mae 6.50% 2036	23,878	25,611
Fannie Mae 6.50% 2036	22,881	24,542
Fannie Mae 6.50% 2036	13,433	14,390
Fannie Mae 6.50% 2036	7,799	8,416
Fannie Mae 6.50% 2036	4,989	5,351
Fannie Mae 6.50% 2036	4,464	4,763
Fannie Mae 7.00% 2036	3,863	4,193
Fannie Mae 7.00% 2036	1,726	1,884
Fannie Mae 7.00% 2036	1,378	1,506
Fannie Mae 7.00% 2036	1,183	1,285
Fannie Mae 7.50% 2036	1,314	1,425
Fannie Mae 7.50% 2036	532	577
Fannie Mae 8.00% 2036	2,295	2,423
Fannie Mae 5.275% 20371	1,733	1,832
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	28,242	30,158
Fannie Mae 5.503% 20371	23,668	25,118
Fannie Mae 5.605% 20371	37,475	39,771
Fannie Mae 5.615% 20371	11,298	11,990
Fannie Mae 5.693% 20371	18,098	19,207
Fannie Mae 5.785% 20371	19,966	21,189
Fannie Mae 5.97% 20371	29,025	30,748
Fannie Mae 6.00% 2037	115,636	122,274
Fannie Mae 6.00% 2037	77,737	82,261
Fannie Mae 6.00% 2037	46,205	48,894
Fannie Mae 6.00% 2037	43,044	45,549
Fannie Mae 6.00% 2037	37,161	39,313
Fannie Mae 6.00% 2037	30,857	32,629
Fannie Mae 6.00% 2037	21,175	22,401
Fannie Mae 6.00% 2037	11,988	12,685
Fannie Mae 6.00% 2037	11,298	11,921
Fannie Mae 6.00% 2037	7,875	8,308
Fannie Mae 6.00% 2037	4,197	4,423
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,935	4,198
Fannie Mae 6.00% 2037	3,460	3,672
Fannie Mae 6.089% 20371	20,142	21,375
Fannie Mae 6.447% 20371	10,280	10,910
Fannie Mae 6.50% 2037	33,486	35,864
Fannie Mae 6.50% 2037	29,770	31,874
Fannie Mae 6.50% 2037	25,719	27,546
Fannie Mae 6.50% 2037	24,539	26,182
Fannie Mae 6.50% 2037	22,475	23,924
Fannie Mae 6.50% 2037	21,536	23,058
Fannie Mae 6.50% 2037	18,596	19,841
Fannie Mae 6.50% 2037	16,183	17,326
Fannie Mae 6.50% 2037	13,108	13,985
Fannie Mae 6.50% 2037	9,004	9,606
Fannie Mae 6.50% 2037	8,104	8,626
Fannie Mae 6.50% 2037	1,456	1,558
Fannie Mae 6.641% 20371	12,137	12,880
Fannie Mae 7.00% 2037	40,643	44,347
Fannie Mae 7.00% 2037	32,687	35,482
Fannie Mae 7.00% 2037	12,489	13,557
Fannie Mae 7.00% 2037	12,220	13,265
Fannie Mae 7.00% 2037	9,687	10,452
Fannie Mae 7.00% 2037	9,476	10,286
Fannie Mae 7.00% 2037	7,380	8,011
Fannie Mae 7.00% 2037	6,558	7,119
Fannie Mae 7.00% 2037	6,464	7,017
Fannie Mae 7.00% 2037	4,662	5,060
Fannie Mae 7.00% 2037	3,744	4,064
Fannie Mae 7.00% 2037	3,577	3,883
Fannie Mae 7.00% 2037	2,051	2,227
Fannie Mae 7.00% 2037	1,676	1,819
Fannie Mae 7.00% 2037	1,603	1,740
Fannie Mae 7.00% 2037	1,589	1,736
Fannie Mae 7.00% 2037	1,560	1,705
Fannie Mae 7.00% 2037	1,095	1,189
Fannie Mae 7.00% 2037	824	899
Fannie Mae 7.00% 2037	656	716
Fannie Mae 7.50% 2037	7,075	7,762
Fannie Mae 7.50% 2037	3,834	4,158
Fannie Mae 7.50% 2037	3,733	4,048
Fannie Mae 7.50% 2037	3,058	3,303
Fannie Mae 7.50% 2037	2,818	3,057
Fannie Mae 7.50% 2037	2,085	2,261
Fannie Mae 7.50% 2037	2,043	2,216
Fannie Mae 7.50% 2037	1,965	2,131
Fannie Mae 7.50% 2037	1,696	1,840
Fannie Mae 7.50% 2037	1,327	1,440
Fannie Mae 7.50% 2037	1,243	1,348
Fannie Mae 7.50% 2037	1,198	1,299
Fannie Mae 7.50% 2037	1,118	1,213
Fannie Mae 7.50% 2037	1,069	1,160
Fannie Mae 7.50% 2037	1,003	1,088
Fannie Mae 7.50% 2037	941	1,021
Fannie Mae 7.50% 2037	859	932
Fannie Mae 7.50% 2037	571	619
Fannie Mae 7.50% 2037	494	542
Fannie Mae 7.50% 2037	494	536
Fannie Mae 8.00% 2037	2,648	2,889
Fannie Mae 8.00% 2037	2,140	2,260
Fannie Mae 8.00% 2037	1,766	1,969
Fannie Mae 8.00% 2037	1,758	1,856
Fannie Mae 8.00% 2037	1,147	1,211
Fannie Mae 5.00% 2038	17,099	17,690
Fannie Mae 5.00% 2038	8,516	8,810
Fannie Mae 5.013% 20381	15,284	16,205
Fannie Mae 5.317% 20381	12,724	13,499
Fannie Mae 5.50% 2038	311,569	326,580
Fannie Mae 5.50% 2038	51,522	54,080
Fannie Mae 5.50% 2038	41,892	43,900
Fannie Mae 5.50% 2038	41,144	43,141
Fannie Mae 5.50% 2038	35,290	37,042
Fannie Mae 5.50% 2038	21,264	22,366
Fannie Mae 5.50% 2038	17,789	18,703
Fannie Mae 5.50% 2038	12,344	12,957
Fannie Mae 5.50% 2038	3,292	3,465
Fannie Mae 5.549% 20381	2,469	2,620
Fannie Mae 5.676% 20381	18,785	19,936
Fannie Mae 5.732% 20381	27,930	29,641
Fannie Mae 6.00% 2038	136,795	144,533
Fannie Mae 6.00% 2038	43,917	46,438
Fannie Mae 6.00% 2038	37,561	39,747
Fannie Mae 6.00% 2038	29,230	30,908
Fannie Mae 6.00% 2038	25,708	27,184
Fannie Mae 6.00% 2038	25,262	26,713
Fannie Mae 6.00% 2038	20,937	22,201
Fannie Mae 6.00% 2038	17,795	18,816
Fannie Mae 6.00% 2038	17,299	18,292
Fannie Mae 6.00% 2038	11,052	11,687
Fannie Mae 6.00% 2038	10,573	11,171
Fannie Mae 6.00% 2038	9,888	10,447
Fannie Mae 6.00% 2038	7,513	7,944
Fannie Mae 6.50% 2038	168,727	180,650
Fannie Mae 6.50% 2038	42,273	45,258
Fannie Mae 6.50% 2038	37,531	40,183
Fannie Mae 6.50% 2038	20,753	22,218
Fannie Mae 7.00% 2038	21,817	23,683
Fannie Mae 3.62% 20391,9	46,270	47,399
Fannie Mae 3.625% 20391,9	20,630	21,181
Fannie Mae 3.651% 20391	24,326	25,039
Fannie Mae 3.694% 20391	39,745	40,962
Fannie Mae 3.759% 20391	9,919	10,239
Fannie Mae 3.76% 20391	26,213	27,050
Fannie Mae 3.795% 20391	46,255	47,791
Fannie Mae 3.85% 20391	10,570	10,940
Fannie Mae 3.90% 20391,9	24,451	25,383
Fannie Mae 3.907% 20391	9,974	10,192
Fannie Mae 3.913% 20391	8,786	9,098
Fannie Mae 3.951% 20391	9,912	10,278
Fannie Mae 4.00% 20391,9	22,390	23,203
Fannie Mae 4.00% 20391,9	18,038	18,714
Fannie Mae 4.50% 2039	24,613	24,974
Fannie Mae 5.00% 2039	94,273	97,532
Fannie Mae 5.00% 2039	49,717	51,436
Fannie Mae 5.127% 20391	25,546	27,048
Fannie Mae 5.50% 2039	30,737	32,198
Fannie Mae 6.00% 2039	49,800	52,636
Fannie Mae 6.00% 2039	9,882	10,441
Fannie Mae 6.00% 2039	9,488	10,029
Fannie Mae 6.50% 2039	23,316	24,964
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,656	6,197
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,798	1,939
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,390	3,784
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,883	4,269
Fannie Mae 6.00% 2047	1,098	1,157
Fannie Mae 6.50% 2047	1,350	1,424
Fannie Mae 6.50% 2047	1,202	1,268
Fannie Mae 6.50% 2047	851	907
Fannie Mae 7.00% 2047	6,636	7,199
Fannie Mae 7.00% 2047	482	523
Fannie Mae 7.50% 2047	1,664	1,801
Fannie Mae 7.50% 2047	705	763
Fannie Mae 7.50% 2047	598	648
Freddie Mac 8.50% 2010	4	4
Freddie Mac 6.00% 2017	324	349
Freddie Mac, Series 2310, Class A, 10.403% 20171	245	278
Freddie Mac 11.00% 2018	39	45
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,610
Freddie Mac 5.50% 2019	7,501	8,041
Freddie Mac 8.50% 2020	113	125
Freddie Mac 8.50% 2020	39	43
Freddie Mac, Series 41, Class F, 10.00% 2020	82	82
Freddie Mac, Series 178, Class Z, 9.25% 2021	64	70
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,564	1,580
Freddie Mac, Series 2922, Class EL, 4.50% 2023	31,480	32,445
Freddie Mac 5.00% 2023	34,717	36,530
Freddie Mac 5.00% 2023	11,953	12,578
Freddie Mac 5.00% 2023	3,615	3,804
Freddie Mac 5.00% 2023	207	218
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,711	1,872
Freddie Mac 4.50% 2024	33,476	34,703
Freddie Mac 4.50% 2024	33,325	34,547
Freddie Mac 4.50% 2024	7,140	7,401
Freddie Mac 5.00% 2024	36,356	38,245
Freddie Mac 6.00% 2026	23,611	25,060
Freddie Mac 6.00% 2026	18,280	19,402
Freddie Mac 8.00% 2026	85	94
Freddie Mac 5.50% 2027	12,160	12,810
Freddie Mac 6.00% 2027	135,721	144,050
Freddie Mac 8.50% 2027	18	20
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,912	3,105
Freddie Mac, Series 2122, Class QM, 6.25% 2029	5,140	5,413
Freddie Mac 4.629% 20351	12,470	12,991
Freddie Mac, Series 3061, Class PN, 5.50% 2035	42,031	44,871
Freddie Mac 6.50% 2035	332	352
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,343	6,381
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,147	4,338
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,077	4,279
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,511	3,801
Freddie Mac, Series 3257, Class PA, 5.50% 2036	46,746	49,640
Freddie Mac, Series 3233, Class PA, 6.00% 2036	37,375	40,060
Freddie Mac, Series 3156, Class NG, 6.00% 2036	11,853	12,863
Freddie Mac, Series 3286, Class JN, 5.50% 2037	60,015	63,089
Freddie Mac, Series 3318, Class JT, 5.50% 2037	33,529	35,249
Freddie Mac 5.50% 2037	26,813	28,118
Freddie Mac, Series 3312, Class PA, 5.50% 2037	25,410	26,705
Freddie Mac 5.50% 2037	23,150	24,277
Freddie Mac 5.519% 20371	30,465	32,094
Freddie Mac 5.89% 20371	5,256	5,564
Freddie Mac 5.911% 20371	9,263	9,814
Freddie Mac 5.937% 20371	31,679	33,483
Freddie Mac 5.976% 20371	26,316	27,908
Freddie Mac, Series 3271, Class OA, 6.00% 2037	15,584	16,910
Freddie Mac 6.00% 2037	2,501	2,647
Freddie Mac 6.262% 20371	3,209	3,406
Freddie Mac 6.50% 2037	33,926	36,245
Freddie Mac 6.50% 2037	941	1,004
Freddie Mac 7.00% 2037	2,214	2,395
Freddie Mac 7.00% 2037	2,183	2,362
Freddie Mac 7.00% 2037	1,935	2,094
Freddie Mac 7.00% 2037	899	963
Freddie Mac 7.00% 2037	761	815
Freddie Mac 7.00% 2037	366	392
Freddie Mac 7.50% 2037	19,436	20,959
Freddie Mac 4.817% 20381	13,085	13,769
Freddie Mac 4.916% 20381	18,154	18,964
Freddie Mac 5.00% 2038	8,338	8,627
Freddie Mac 5.038% 20381	14,269	14,940
Freddie Mac 5.055% 20381	9,087	9,595
Freddie Mac 5.312% 20381	15,765	16,729
Freddie Mac 5.50% 2038	22,000	23,062
Freddie Mac 5.50% 2038	21,584	22,632
Freddie Mac 5.50% 2038	18,000	18,869
Freddie Mac 5.50% 2038	17,000	17,821
Freddie Mac 5.50% 2038	16,000	16,772
Freddie Mac 5.50% 2038	13,035	13,664
Freddie Mac 5.587% 20381	30,811	32,690
Freddie Mac 6.00% 2038	114,069	120,606
Freddie Mac 6.50% 2038	17,083	18,251
Freddie Mac 3.756% 20391	17,560	18,083
Freddie Mac 3.85% 20391	8,435	8,709
Freddie Mac 3.91% 20391	8,075	8,249
Freddie Mac 3.933% 20391	5,576	5,704
Freddie Mac 3.969% 20391	5,424	5,616
Freddie Mac 5.00% 2039	60,045	62,140
Freddie Mac 5.50% 2039	46,035	48,253
Freddie Mac 5.50% 2039	6,220	6,520
Freddie Mac 6.50% 2047	2,046	2,176
Freddie Mac 6.50% 2047	1,092	1,162
Freddie Mac 7.00% 2047	846	914
Freddie Mac 7.00% 2047	702	759
Government National Mortgage Assn. 9.50% 2009	—	—
Government National Mortgage Assn. 9.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2016	33	37
Government National Mortgage Assn. 9.00% 2017	17	19
Government National Mortgage Assn. 9.50% 2019	154	176
Government National Mortgage Assn. 8.50% 2020	26	29
Government National Mortgage Assn. 8.50% 2020	8	9
Government National Mortgage Assn. 9.50% 2020	58	66
Government National Mortgage Assn. 8.50% 2021	140	157
Government National Mortgage Assn. 8.50% 2021	96	108
Government National Mortgage Assn. 8.50% 2021	31	35
Government National Mortgage Assn. 8.50% 2021	30	34
Government National Mortgage Assn. 10.00% 2021	798	908
Government National Mortgage Assn. 9.00% 2022	4	4
Government National Mortgage Assn. 8.50% 2023	22	25
Government National Mortgage Assn. 8.50% 2024	7	8
Government National Mortgage Assn. 8.50% 2024	7	7
Government National Mortgage Assn. 8.50% 2027	28	32
Government National Mortgage Assn. 8.50% 2028	23	25
Government National Mortgage Assn. 8.50% 2029	16	18
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,540	3,569
Government National Mortgage Assn. 6.00% 2038	128,138	135,997
Government National Mortgage Assn. 6.50% 2038	20,905	22,310
Government National Mortgage Assn. 5.00% 2039	74,800	77,587
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058	10,297	10,748
		7,274,396

COMMERCIAL MORTGAGE-BACKED SECURITIES3 — 3.96%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,196	1,231
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	432	444
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,582
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	476	484
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	42,454	43,941
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,2	1,500	1,294
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20361,2	500	378
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	29,301	30,668
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	12,845	12,860
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,553
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	20,295
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	6,312
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20372	8,240	3,159
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,643
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20382	2,000	827
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,118
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20381	12,000	12,169
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	20,371
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 20391	10,000	9,857
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20391	7,305	6,482
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20401	42,000	41,581
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.276% 20411	850	850
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,614	3,708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.192% 20341,2	2,500	1,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	395	402
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,399
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 20371	61,300	61,953
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20372	400	350
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,532	5,615
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,961
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	19,674	19,763
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	25,064
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20421	1,655	1,540
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,087
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20441	15,130	14,409
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20451	29,000	27,549
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	24,051	23,966
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	59,285
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,980
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,312
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	18,500	17,265
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	10,000	9,581
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	10,000	9,491
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	36,415	35,587
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20372	11,375	11,030
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20372	13,470	13,030
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362	48,500	48,188
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20362	14,180	14,089
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20362	12,329	12,189
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 20362	4,025	3,986
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20362	375	373
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20362	1,375	1,366
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20362	4,040	4,014
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20362	2,375	2,360
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20352	43,000	42,215
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20362	31,000	30,648
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 20362	10,350	10,214
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20362	1,400	1,383
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,251	2,285
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,992
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	4,650	4,537
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	16,997
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.439% 20441	15,350	15,043
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.444% 20441	8,038	7,830
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,457
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	44,165	45,706
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,735
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,982	2,009
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	469
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,258
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20451	2,500	2,426
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431	51,820	48,595
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 20451	7,645	5,945
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.676% 20311	43,141	1,337
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.887% 20311,2	35,398	917
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	14,591	14,999
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	3,687	3,733
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20352	3,000	2,747
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,002
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	20,140
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.321% 20391	8,000	3,930
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	9,650
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.515% 20441	33,700	32,111
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.405% 20371	4,620	3,970
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20381	8,500	8,196
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.84% 20391	3,050	3,002
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411	6,805	6,642
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	5,065	4,857
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431	6,300	5,328
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20431	10,250	9,389
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	1,670	1,692
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,990
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	19,570
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	8,517	8,579
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	1,819	1,822
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	13,049
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20371	11,000	10,276
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20371	15,000	14,740
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	40,324	38,280
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)1	41,210	34,815
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,125	1,151
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,407	29,370
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20361,2	1,000	447
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20361,2	1,000	422
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20339	29,952	30,176
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,000	17,428
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	6,964	7,223
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,271	2,377
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	7,923	7,986
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	689	693
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,467
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20301	5,000	4,907
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20401	10,000	8,529
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	31	31
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,859
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,547
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	853	877
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,638
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.916% (undated)1	15,800	14,864
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	13,996
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,259
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20421	7,875	8,101
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	3,921	4,022
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,134	3,148
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	2,117	2,116
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,039
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,481	3,519
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.45% 20301	805	804
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	308	311
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	231	231
		1,569,946

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)3 — 1.78%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.996% 20351	3,147	2,199
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.626% 20361	13,687	9,101
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.911% 20361	53,132	34,247
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20361	6,032	3,871
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.823% 20371	19,338	11,307
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.868% 20371	19,577	12,954
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.932% 20371	31,158	19,171
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 3.919% 20341	7,754	6,227
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.87% 20351	28,459	19,124
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.617% 20351	51,800	35,651
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 20461	786	491
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	12,906	11,059
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	15,712	14,055
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	4,362
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,959
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,270	1,826
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	10,501	8,682
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,514	4,062
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	912	718
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20371	22,435	10,158
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	5,945	5,038
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	26,578	19,587
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.365% 20351	4,037	2,394
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	13,044	9,613
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.93% 20361	12,905	6,737
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,620	4,248
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.90% 20341	19,342	18,355
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.038% 20361	2,264	1,592
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.79% 20371	30,951	19,374
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	344	344
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	42	36
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,780	2,616
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	47	46
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,450	5,852
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,889	4,513
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 0.876% 20361	12,696	5,681
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	24,130	14,144
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.063% 20371	24,504	11,858
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	27,633	19,366
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.609% 20361	20,356	13,976
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.967% 20361	18,998	10,657
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 4.377% 20341	2,591	1,894
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.497% 20351	22,851	15,499
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.922% 20471	7,675	5,089
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.073% 20471	2,326	1,546
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	38,284	23,738
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.146% 20351	29,528	21,477
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	3,043
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	13,551	9,073
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.546% 20361	9,499	5,181
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	2,332
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.366% 20461	19,675	18,467
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	532	517
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,005	927
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	12,171	10,343
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,219	2,742
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,719	3,072
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	378	272
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.729% 20361	4,000	2,788
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.774% 20371	21,750	14,176
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.80% 20361	16,535	9,417
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.203% 20361	11,730	7,196
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20371	30,362	15,776
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.884% 20351	8,342	6,557
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	8,997
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.878% 20351	22,162	13,768
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.853% 20361	22,187	13,460
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.666% 20371	22,000	10,903
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.671% 20341	5,085	5,062
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,060	2,033
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.278% 20351	5,113	3,167
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.416% 20371	19,816	9,318
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,113	8,696
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,085	8,204
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,135	850
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	7,228
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.64% 20361	8,942	7,184
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.626% 20361	10,000	6,735
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,2	7,938	6,440
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.292% 20271,2	4,076	2,955
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.426% 20271,2	1,564	1,385
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.756% 20281,2	985	948
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	4,490
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.538% 20331	4,678	4,355
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.77% 20461	5,010	4,117
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.605% 20371	6,456	3,283
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 4.608% 20361	3,001	1,758
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.378% 20401,2,9	1,480	907
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	262	245
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 20272	358	243
		705,104

OTHER MORTGAGE-BACKED SECURITIES3 — 0.48%
Nykredit 4.00% 2035	DKr288,395	54,165
Nykredit 5.00% 2038	168,875	33,435
Bank of America 5.50% 20122,9	$34,750	36,547
Nationwide Building Society, Series 2007-2, 5.50% 20122	34,750	35,831
Northern Rock PLC 5.625% 20172	20,000	17,856
Swedish Government 4.00% 2012	SKr42,000	6,224
Stadshypotek AB 6.00% 2012	39,000	6,106
		190,164

Total mortgage-backed obligations		9,739,610

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.45%
German Government 4.25% 2014	€104,830	166,175
German Government, Series 6, 4.00% 2016	10,325	16,229
German Government, Series 8, 4.25% 2018	44,145	70,153
German Government 3.75% 2019	18,920	28,969
German Government 6.25% 2030	8,190	15,601
German Government 4.75% 2034	3,065	4,984
United Mexican States Government Global 6.375% 2013	$5,150	5,673
United Mexican States Government Global 5.875% 2014	3,000	3,201
United Mexican States Government, Series MI10, 9.50% 2014	MXN690,300	55,674
United Mexican States Government, Series M10, 8.00% 2015	505,000	38,090
United Mexican States Government, Series M10, 7.25% 2016	435,000	31,413
United Mexican States Government, Series M10, 7.75% 2017	563,000	41,549
United Mexican States Government 3.50% 20179,10	135,934	10,233
United Mexican States Government Global 5.95% 2019	$31,080	32,789
United Mexican States Government, Series M20, 10.00% 2024	MXN334,800	28,671
United Mexican States Government Global 6.75% 2034	$2,495	2,757
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	11,620
Polish Government 5.75% 2014	PLN147,196	51,353
Polish Government 5.25% 2017	22,395	7,395
Polish Government 6.375% 2019	$59,095	66,684
South Korean Government 4.25% 2014	KRW29,650,000	24,632
South Korean Government 4.75% 2014	45,350,000	38,682
South Korean Government 5.75% 2014	$21,000	22,689
South Korean Government 5.25% 2015	KRW2,600,000	2,251
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A11,250	9,905
Australia Government Agency-Guaranteed, National Australia Bank 1.048% 20141,2	$25,000	25,048
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	50,550	50,972
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	7,250	7,309
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20142	22,900	22,933
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	45,000	46,593
European Investment Bank 3.125% 2014	11,500	11,781
European Investment Bank 4.25% 2014	€35,020	54,807
European Investment Bank 4.875% 2017	$9,000	9,812
France Government Agency-Guaranteed, Société Finance 2.25% 20122	21,815	22,023
France Government Agency-Guaranteed, Société Finance 2.875% 20142	33,000	32,980
France Government Agency-Guaranteed, Société Finance 3.375% 20142	16,450	16,841
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	64,259
Netherlands Government Eurobond 4.00% 2018	41,200	63,041
New South Wales Treasury Corp., Series 12, 6.00% 2012	$ A32,750	29,485
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	29,470
French Government O.A.T. Eurobond 4.00% 2018	€37,745	57,992
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$44,750	56,609
KfW 6.25% 2012	$ A13,000	11,730
KfW 5.50% 2014	35,400	30,708
KfW 5.00% 2015	NKr50,000	8,865
Brazilian Treasury Bill 6.00% 20109,10	BRL 1,566	895
Brazilian Treasury Bill 6.00% 20159,10	7,290	4,058
Brazil (Federal Republic of) 10.00% 20179	41,000	20,268
Brazilian Treasury Bill 6.00% 20179,10	35,429	19,694
Brazil (Federal Republic of) Global 8.00% 20183	$608	707
Brazil (Federal Republic of) Global 12.25% 2030	425	742
Brazil (Federal Republic of) Global 7.125% 2037	750	898
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,848
Turkey (Republic of) 15.00% 2010	TRY 5,250	3,638
Turkey (Republic of) 10.00% 20129,10	17,634	13,415
Turkey (Republic of) 16.00% 2012	9,555	7,411
Turkey (Republic of) 16.00% 2013	9,545	7,565
Turkey (Republic of) 7.50% 2017	$5,725	6,340
Turkey (Republic of) 6.75% 2018	8,550	9,042
Turkey (Republic of) 8.00% 2034	1,250	1,427
Malaysian Government 5.094% 2014	MYR90,920	27,951
Malaysian Government 3.741% 2015	63,870	18,430
Queensland Treasury Corp., Series 12, 6.50% 2012	$ A32,250	29,396
Queensland Treasury Corp., Series 15, 6.00% 2015	18,380	16,414
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20122	$9,000	9,042
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	35,000	35,296
Japanese Government 1.30% 2011	¥50	1
Japanese Government 1.50% 2018	2,468,700	28,375
Japanese Government 2.40% 2038	1,342,250	15,689
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	$42,120	42,627
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	8,250	8,327
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	33,220	33,303
Finland (Republic of) 3.875% 2017	€23,230	35,403
Colombia (Republic of) Global 11.75% 2010	COP4,100,000	2,197
Colombia (Republic of) Global 8.25% 2014	$5,950	7,140
Colombia (Republic of) Global 12.00% 2015	COP19,360,000	11,940
Colombia (Republic of) Global 7.375% 2017	$6,265	7,211
Colombia (Republic of) Global 9.85% 2027	COP840,000	466
Colombia (Republic of) Global 7.375% 2037	$1,000	1,135
Treasury Corp. of Victoria 6.25% 2012	$ A32,500	29,427
Indonesia (Republic of) 11.00% 2012	IDR 4,090,000	452
Indonesia (Republic of) 12.50% 2013	8,710,000	1,004
Indonesia (Republic of) 14.275% 2013	2,110,000	259
Indonesia (Republic of) 11.25% 2014	1,260,000	142
Indonesia (Republic of) 9.50% 2015	28,000,000	2,957
Indonesia (Republic of) 10.75% 2016	72,000,000	8,020
Indonesia (Republic of) 6.875% 2018	$2,000	2,170
Indonesia (Republic of) 6.875% 20182	1,700	1,845
Indonesia (Republic of) 11.625% 2019	6,854	9,555
Swedish Government 5.50% 2012	SKr151,000	23,849
Russian Federation 7.50% 20303	$21,523	23,568
Russian Federation 7.50% 20302,3	136	149
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20122	23,000	23,573
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	21,750	22,508
Italian Government 4.25% 2013	€14,100	21,894
Israeli Government 6.50% 20169	ILS27,375	8,201
Israeli Government 5.125% 2019	$8,250	8,494
Panama (Republic of) Global 7.25% 2015	2,275	2,611
Panama (Republic of) Global 7.125% 2026	690	799
Panama (Republic of) Global 8.875% 2027	250	331
Panama (Republic of) Global 9.375% 2029	340	466
Panama (Republic of) Global 6.70% 2036 Ð	5,748	6,380
Nordic Investment Bank, Series C, 5.00% 2017	9,000	9,888
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,562
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,973
Venezuela (Republic of) Global 8.50% 2014	245	219
Venezuela (Republic of) 7.65% 2025	985	655
Venezuela (Republic of) Global 9.25% 2027	10,650	8,627
Corporación Andina de Fomento 6.875% 2012	5,895	6,371
Corporación Andina de Fomento 5.125% 2015	2,000	2,038
Corporación Andina de Fomento 8.125% 2019	890	1,037
South Africa (Republic of) 6.875% 2019	7,615	8,529
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A9,750	8,255
Austrian Government 2.00% 20122	$7,250	7,272
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	7,000	7,211
Peru (Republic of) 8.375% 2016	5,105	6,241
Asian Development Bank 2.75% 2014	6,150	6,138
El Salvador (Republic of) 7.65% 20352	3,450	3,467
Uruguay (Republic of) 7.625% 20363	1,250	1,325
Guatemala (Republic of) 10.25% 20112	1,000	1,125
Dominican Republic 9.50% 20112,3	938	980
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.066% 20161	€1,400	881
Argentina (Republic of) GDP-Linked 2035	ARS9,238	146
Argentina (Republic of) 0.63% 20383,9,10	16,963	466
LCR Finance PLC 5.10% 2051	£165	319
		2,159,300

ASSET-BACKED OBLIGATIONS3 — 3.22%
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20122	$5,287	5,352
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20122	3,127	3,185
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	5,902	6,039
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	21,967	22,273
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20132	15,100	15,196
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20132	22,876	23,269
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	20,000	20,635
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20142	18,950	19,635
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	7,876	7,947
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	6,987	7,074
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 0.294% 20131	65,000	62,305
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	28,458
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,559
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 20112	50,200	50,507
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 20112	30,000	30,300
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 20132	9,928	10,280
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20132	48,480	49,370
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	14,043	14,232
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	58,487
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	6,859	6,874
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 20142	4,000	4,039
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142	30,055	30,737
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.293% 20151,2	31,000	30,579
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,830
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	19,060	19,405
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	1,000	1,003
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,809
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,689
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	41,549
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.253% 20121	2,794	2,765
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.273% 20131	25,000	23,711
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.273% 20141	12,425	11,751
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	7,678	7,832
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,584
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	21,088
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20132	5,931	6,082
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	30,000	30,862
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,775
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	5,975	6,020
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,531	1,572
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.464% 20271	510	450
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,690	1,751
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,996
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	880	806
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,231	2,086
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	27,232
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	14,243	5,449
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 20341	13,839	6,625
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 20341,9	8,552	3,837
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20361	29,858	9,478
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	3,968	3,287
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	22,328	18,104
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,223
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20212	38,363	19,214
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,136
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.383% 20371	19,926	11,789
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.393% 20371	13,358	3,233
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.393% 20371	4,383	3,075
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	3,583	3,596
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	4,082	4,118
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,082
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	5,659	5,374
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,361
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,976
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	16,457	16,679
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20361	4,954	1,960
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20371	10,000	4,781
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 20371	20,000	8,310
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232	24,086	14,865
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20112	14,500	14,844
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20122	8,926	9,108
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20122	5,000	5,107
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.041% 20341	18,822	11,934
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.296% 20341	2,721	841
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20131,2	12,641	12,761
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	8,999	9,205
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,973
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	2,610	2,440
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20351	8,030	6,958
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.376% 20361	2,248	1,512
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 20361	15,000	10,704
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	10,032
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	9,746	10,005
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,217	1,855
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,137	954
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,733	3,174
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.723% 20331	4,766	3,556
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	9,652	9,266
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.663% 20151	10,000	8,864
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	10,507	8,664
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	8,100	7,617
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,483
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	7,249
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	7,945	7,178
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,446	1,427
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,525	4,396
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,532	696
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.993% 20331	810	262
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20172	10,255	6,372
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20361,2	8,387	4,011
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 20361,2	4,725	628
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 20361,2	1,816	188
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371	3,061	1,526
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.376% 20261	727	322
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.376% 20291	11,222	5,726
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	5,000	5,196
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 20102	4,872	4,880
SACO I Trust, Series 2005-5, Class I-A, 0.726% 20351	3,989	3,073
SACO I Trust, Series 2006-10, Class A, 0.396% 20361	8,600	953
SACO I Trust, Series 2006-5, Class II-A-3, 0.426% 20361	5,939	114
SACO I Trust, Series 2006-4, Class A-3, 0.456% 20361	5,104	611
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,963	4,612
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,454
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	4,611	3,953
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,257	1,911
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,807	1,520
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.866% 20351	6,500	3,364
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.396% 20361	20,065	2,583
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.546% 20351,2	9,240	2,263
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.316% 20361	203	196
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20132	2,284	2,309
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 20371	8,477	1,774
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.563% 20341	5,488	1,753
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392	£1,160	1,737
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 20371	$5,757	1,458
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.406% 20371	1,922	1,142
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351,2	1,144	1,060
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20222	1,252	1,048
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	523	530
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	454
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361	1,643	258
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371	2,131	196
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 20361,2	2,000	348
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.546% 20371	7,197	132
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.371% 20321	175	76
		1,275,328

MUNICIPALS — 0.46%
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	21,367
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	9,400
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,740
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	27,108
California Various Purpose General Obligation Bonds 7.50% 2034	6,530	7,308
California Various Purpose General Obligation Bonds 6.00% 2038	10,000	11,060
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,910	16,718
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,221
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,270
District of Columbia, Income Tax Secured Revenue Refunding Bonds, Series 2009-B, 5.25% 2034	10,000	11,173
State of California, Regents of the University of California, General Revenue Bonds, 5.25% 2039	10,000	11,061
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	10,756
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,948
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 20399	5,500	6,805
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,309
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay
Plant Acquisition), Series 1999, 6.63% 20092	2,433	2,436
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,317	2,053
		183,733

Total bonds & notes (cost: $37,552,621,000)		37,983,912

	Principal amount	Value
Convertible securities — 0.11%	(000)	(000)

FINANCIALS — 0.07%
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000	$25,312
Equity Residential 3.85% convertible notes 2026	$1,000	996
Boston Properties, Inc. 2.875% convertible notes 2037	$1,000	966
		27,274

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	11,155
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$1,313	990
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950	5,864
		18,009

Total convertible securities (cost: $39,889,000)		45,283

Preferred securities — 1.49%	Shares

FINANCIALS — 1.48%
BNP Paribas 7.195%1,2	78,000,000	68,640
BNP Paribas Capital Trust 9.003% noncumulative trust1,2	17,180,000	16,493
JPMorgan Chase & Co., Series I, 7.90%1	76,070,000	73,263
Barclays Bank PLC 7.434%1,2	74,945,000	66,701
Barclays Bank PLC 8.55%1,2	855,000	787
Barclays Bank PLC 6.86%1,2	625,000	491
Banco Santander, SA, Series 10, 10.50%11	1,885,583	51,062
AXA SA, Series B, 6.379%1,2	48,770,000	39,504
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	27,550,000	31,751
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative1	185,000	254
PNC Preferred Funding Trust I 6.517%1,2	45,000,000	28,183
PNC Preferred Funding Trust III 8.70%1,2	2,900,000	2,743
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	40,999,000	30,793
Standard Chartered PLC 6.409%1,2	38,200,000	29,454
QBE Capital Funding II LP 6.797%1,2	36,055,000	28,278
Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,2	32,800,000	27,254
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	10,479,000	11,696
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative2	5,562,000	5,605
HBOS Capital Funding LP 6.071%1,2	15,075,000	8,743
Lloyds Banking Group PLC 6.657% preference shares1,2	11,400,000	6,970
Weingarten Realty Investors, Series D, 6.75%	495,420	10,126
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,200
XL Capital Ltd., Series E, 6.50%1	16,250,000	11,862
Société Générale 5.922%1,2	12,000,000	8,652
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities2	300,000	6,713
ING Capital Funding Trust III 8.439% noncumulative1	9,750,000	6,679
Wells Fargo & Co. 7.98%1	4,420,000	4,044
Wells Fargo Capital XIII 7.70%1	1,005,000	889
Royal Bank of Scotland Group PLC, Series U, 7.64%1	5,000,000	2,453
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,2	4,170,000	2,170
Fannie Mae, Series O, 7.00%1,2,11	133,033	399
General Motors Corp. 9.00%2	403	234
		588,086

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%1,2	5,000,000	2,678

Total preferred securities (cost: $632,708,000)		590,764

Common stocks — 0.06%	Shares

MATERIALS — 0.05%
Georgia Gulf Corp.5,9,11	759,869	20,517

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.11	475,000	1,230

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series Arahova9,11	1,943,006	253
Adelphia Recovery Trust, Series ACC-19,11	3,366,231	67
Adelphia Recovery Trust, Series ACC-6B9,11	5,056,500	25
American Media Operations, Inc.2,9,11	295,801	3
		348

HEALTH CARE — 0.00%
Clarent Hospital Corp.9,11,12	331,291	17

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	7,614	5

Total common stocks (cost: $32,410,000)		22,117

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 201011	15,233	—
XO Holdings, Inc., Series C, warrants, expire 201011	11,424	—
XO Holdings, Inc., Series B, warrants, expire 201011	11,424	—
GT Group Telecom Inc., warrants, expire 20102,9,11	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,9,11	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount	Value
Short-term securities — 2.74%	(000)	(000)

U.S. Treasury Bills 0.295%–0.323% due 6/17/2010	$277,600	$277,042
Federal Home Loan Bank 0.14%–0.44% due 10/16–12/18/2009	226,000	225,968
Freddie Mac 0.15%–0.24% due 11/2/2009–4/19/2010	172,714	172,648
Coca-Cola Co. 0.22%–0.25% due 12/15/2009–1/13/20102	89,130	89,061
Fannie Mae 0.23%–0.25% due 2/10–3/3/2010	72,600	72,536
Procter & Gamble International Funding S.C.A. 0.22% due 10/16–12/16/20092	53,200	53,183
NetJets Inc. 0.17%–0.18% due 10/20/20092	45,300	45,295
Wal-Mart Stores Inc. 0.16% due 11/30/20092	37,400	37,385
JPMorgan Chase & Co. 0.05% due 10/1/2009	22,600	22,600
Jupiter Securitization Co., LLC 0.18% due 10/26/20092	13,000	12,998
Straight-A Funding LLC 0.19% due 10/19/20092	35,000	34,997
Private Export Funding Corp. 0.23% due 12/1/20092	26,600	26,590
Abbott Laboratories 0.17% due 10/2/20092	12,300	12,300
Yale University 0.28% due 10/15/2009	5,400	5,399
Pfizer Inc 0.14% due 10/28/20092	700	700

Total short-term securities (cost: $1,088,553,000)		1,088,702

Total investment securities (cost: $39,346,324,000)		39,730,778
Other assets less liabilities		(76,145)

Net assets		$39,654,633

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,304,230,000, which represented 13.38% of the net assets of the fund.
3  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $236,952,000, which represented ..60% of the net assets of the fund.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Georgia Gulf Corp.	9/28/2006–7/29/2009	$15,849	$20,517	.05%
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	5,427	6,822	.02
Northern Trust Corp. 5.85% 2017	11/6/2007	3,749	4,083	.01

Total restricted securities		$25,025	$31,422	.08%

6 Scheduled interest and/or principal payment was not received.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Step bond; coupon rate will increase at a later date.
9 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $806,171,000, which represented 2.03% of the net assets of the fund.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

Key to abbreviations and symbols

ARS = Argentine pesos	£ = British pounds	MYR = Malaysian ringgits
A$ = Australian dollars	IDR = Indonesian rupiah	NKr = Norwegian kroner
BRL = Brazilian reais	ILS = Israeli shekels	PLN = Polish zloty
COP = Colombian pesos	¥ = Japanese yen	SKr = Swedish kronor
DKr = Danish kroner	KRW = South Korean won	TRY = New Turkish liras
€ = Euros	MXN = Mexican pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/09 (000)

Clarent Hospital Corp.	331,291	—	—	331,291	—	$17
ZiLOG, Inc.*	879,000	—	404,000	475,000	—	—
					—	$17

*Unaffiliated issuer at 9/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Bonds & notes:
Corporate bonds & notes	$—	$13,347,591	$12,230	$13,359,821
Bonds & notes of U.S. government & government agencies	—	11,266,120	—	11,266,120
Mortgage-backed obligations	—	9,708,527	31,083	9,739,610
Bonds & notes of governments & government agencies outside the U.S.	—	2,159,300	—	2,159,300
Asset-backed obligations	—	1,275,328	—	1,275,328
Municipals	—	183,733	—	183,733
Convertible securities	—	45,283	—	45,283
Preferred securities	15,326	575,438	—	590,764
Common stocks	1,235	20,837	45	22,117
Short-term securities	—	1,088,702	—	1,088,702
Total	$16,561	$39,670,859	$43,358	$39,730,778

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$(16,221)	—	$(16,221)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):

	Beginning value at 1/1/2009	Net purchases and sales	Net realized gain	Net unrealized appreciation	Net transfers out of Level 3	Ending value at 9/30/2009

Investment securities	$523,921	$(125,760)	$2,109	$7,462	$(364,374)	$43,358

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$3,252

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,383,446
Gross unrealized depreciation on investment securities	(1,120,592)
Net unrealized appreciation on investment securities	262,854
Cost of investment securities for federal income tax purposes	39,467,924

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-1109O-S21464

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 27, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 27, 2009